Schedule of Investments (unaudited)
April 30, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.9%
AAR Corp.(a)	3,121	$ 215,786
AeroVironment, Inc.(a)	2,424	387,331
AerSale Corp.(a)	2,489	17,746
Archer Aviation, Inc., Class A(a)(b)	12,943	50,219
Astronics Corp.(a)	2,206	36,995
Axon Enterprise, Inc.(a)	6,433	2,017,775
BWX Technologies, Inc.	8,388	803,319
Cadre Holdings, Inc.	1,840	61,364
Curtiss-Wright Corp.	3,497	886,210
Ducommun, Inc.(a)	1,109	59,986
Eve Holding, Inc., Class A(a)	1,499	8,080
Hexcel Corp.	7,664	492,105
Huntington Ingalls Industries, Inc.	3,605	998,333
Kratos Defense & Security Solutions, Inc.(a)	13,130	233,976
Leonardo DRS, Inc.(a)	5,837	125,612
Mercury Systems, Inc.(a)(b)	4,573	128,959
Moog, Inc., Class A	2,622	417,081
National Presto Industries, Inc.	529	43,373
Park Aerospace Corp.	1,544	22,033
Redwire Corp.(a)(b)	1,269	4,797
Rocket Lab USA, Inc., Class A(a)(b)	23,606	88,758
Spirit AeroSystems Holdings, Inc., Class A(a)	10,403	332,896
Terran Orbital Corp., Class A(a)	14,997	19,796
Textron, Inc.	17,898	1,513,992
Triumph Group, Inc.(a)	5,847	78,116
V2X, Inc.(a)	1,049	50,960
Virgin Galactic Holdings, Inc., Class A(a)(b)	27,030	23,519
Woodward, Inc.	5,467	887,622
		10,006,739
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.(a)(b)	4,754	60,946
Forward Air Corp.	2,734	60,203
GXO Logistics, Inc.(a)	10,650	528,879
Hub Group, Inc., Class A	5,738	230,782
Radiant Logistics, Inc.(a)	4,349	21,484
		902,294
Automobile Components — 1.0%
Adient PLC(a)	8,408	251,147
American Axle & Manufacturing Holdings, Inc.(a)	9,666	70,948
BorgWarner, Inc.	21,454	703,048
Cooper-Standard Holdings, Inc.(a)(b)	1,653	25,506
Dana, Inc.	12,385	153,946
Dorman Products, Inc.(a)	2,405	210,317
Fox Factory Holding Corp.(a)	3,835	149,258
Gentex Corp.	21,558	739,439
Gentherm, Inc.(a)	3,032	153,328
Goodyear Tire & Rubber Co.(a)	24,985	298,821
Holley, Inc.(a)	4,184	16,820
LCI Industries	2,292	238,322
Lear Corp.	5,230	658,300
Luminar Technologies, Inc.(a)(b)	31,494	46,296
Modine Manufacturing Co.(a)	4,585	424,709
Patrick Industries, Inc.	1,856	193,933
Phinia, Inc.	4,408	171,912
QuantumScape Corp., Class A(a)(b)	30,993	167,982
Solid Power, Inc.(a)	18,505	31,273
Standard Motor Products, Inc.	1,917	61,536
Security	Shares	Value
Automobile Components (continued)
Stoneridge, Inc.(a)	2,287	$ 34,259
Visteon Corp.(a)	2,446	270,601
XPEL, Inc.(a)	1,898	99,740
		5,171,441
Automobiles — 0.2%
Harley-Davidson, Inc.	11,461	394,144
Livewire Group, Inc.(a)(b)	1,368	9,152
Thor Industries, Inc.	4,655	462,800
Winnebago Industries, Inc.	2,692	165,773
Workhorse Group, Inc.(a)(b)	11,058	1,672
		1,033,541
Banks — 5.6%
1st Source Corp.	1,396	69,242
ACNB Corp.	1,086	35,338
Amalgamated Financial Corp.	1,508	37,006
Amerant Bancorp, Inc., Class A	2,093	45,334
Ameris Bancorp	5,635	267,550
Ames National Corp.	787	15,150
Arrow Financial Corp.	1,522	33,895
Associated Banc-Corp.	14,501	305,536
Atlantic Union Bankshares Corp.	7,743	245,995
Axos Financial, Inc.(a)	4,719	238,829
Banc of California, Inc.	12,434	170,221
BancFirst Corp.	2,041	181,996
Bancorp, Inc.(a)	4,406	131,916
Bank First Corp.	781	60,285
Bank of Hawaii Corp.	3,434	194,673
Bank of Marin Bancorp	1,119	16,069
Bank of NT Butterfield & Son Ltd.	4,654	158,236
Bank OZK	9,719	433,953
Bank7 Corp.	597	16,298
BankUnited, Inc.	6,157	164,577
Bankwell Financial Group, Inc.	556	12,749
Banner Corp.	2,097	91,492
Bar Harbor Bankshares	1,403	35,187
BayCom Corp.	1,153	22,806
BCB Bancorp, Inc.	1,620	15,260
Berkshire Hills Bancorp, Inc.	2,657	56,647
Blue Foundry Bancorp(a)	2,426	20,718
Blue Ridge Bankshares, Inc.	1,856	4,640
BOK Financial Corp.	2,629	233,271
Bridgewater Bancshares, Inc.(a)	2,254	24,524
Brookline Bancorp, Inc.	7,960	66,068
Burke & Herbert Financial Services Corp.	605	31,690
Business First Bancshares, Inc.	2,053	41,450
Byline Bancorp, Inc.	2,632	57,035
C&F Financial Corp.	302	11,829
Cadence Bank	10,103	279,550
Cambridge Bancorp	732	44,923
Camden National Corp.	1,436	44,832
Capital Bancorp, Inc.	914	17,732
Capital City Bank Group, Inc.	1,151	30,525
Capitol Federal Financial, Inc.	10,269	48,983
Carter Bankshares, Inc.(a)	1,649	20,068
Cathay General Bancorp	6,006	206,847
Central Pacific Financial Corp.	715	14,257
Chemung Financial Corp.	491	20,703
ChoiceOne Financial Services, Inc.	665	16,532
Citizens & Northern Corp.	2,138	36,453
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Citizens Financial Services, Inc.	369	$ 14,908
City Holding Co.	1,188	120,012
Civista Bancshares, Inc.	1,960	27,989
CNB Financial Corp.	1,839	34,941
Coastal Financial Corp.(a)	973	37,636
Codorus Valley Bancorp, Inc.	1,095	24,309
Colony Bankcorp, Inc.	2,154	23,414
Columbia Banking System, Inc.	19,312	363,259
Columbia Financial, Inc.(a)	2,551	42,347
Comerica, Inc.	12,220	613,077
Commerce Bancshares, Inc.	10,915	596,832
Community Bank System, Inc.	4,008	173,226
Community Trust Bancorp, Inc.	1,731	72,719
Community West Bancshares	1,115	19,145
ConnectOne Bancorp, Inc.	3,146	56,345
CrossFirst Bankshares, Inc.(a)	3,916	47,305
Cullen/Frost Bankers, Inc.	5,524	576,374
Customers Bancorp, Inc.(a)	2,352	107,416
CVB Financial Corp.	12,059	197,044
Dime Community Bancshares, Inc.	2,960	53,872
Eagle Bancorp, Inc.	2,713	50,163
East West Bancorp, Inc.	12,900	960,921
Eastern Bankshares, Inc.	14,381	180,625
Enterprise Bancorp, Inc.	891	21,651
Enterprise Financial Services Corp.	3,528	134,099
Equity Bancshares, Inc., Class A	1,543	51,397
Esquire Financial Holdings, Inc.	460	21,648
ESSA Bancorp, Inc.	950	15,390
Evans Bancorp, Inc.	878	22,468
Farmers & Merchants Bancorp, Inc.	1,213	24,867
Farmers National Banc Corp.	3,257	38,530
FB Financial Corp.	3,494	128,055
Fidelity D&D Bancorp, Inc.	438	19,885
Financial Institutions, Inc.	1,783	30,703
First Bancorp, Inc.	1,358	29,985
First BanCorp./Puerto Rico	14,505	250,211
First Bancorp/Southern Pines NC	3,377	102,695
First Bancshares, Inc.	3,208	76,800
First Bank/Hamilton	1,983	23,161
First Busey Corp.	5,176	115,632
First Business Financial Services, Inc.	942	31,152
First Citizens BancShares, Inc., Class A	994	1,676,639
First Commonwealth Financial Corp.	8,601	113,447
First Community Bankshares, Inc.	1,457	48,343
First Community Corp.	806	13,323
First Financial Bancorp	8,114	179,401
First Financial Bankshares, Inc.	12,036	355,784
First Financial Corp.	1,325	48,243
First Foundation, Inc.	4,769	26,134
First Hawaiian, Inc.	11,788	248,609
First Horizon Corp.	50,888	759,249
First Interstate BancSystem, Inc., Class A	8,174	218,246
First Merchants Corp.	5,617	187,720
First Mid Bancshares, Inc.	1,914	59,257
First of Long Island Corp.	2,146	20,323
First Western Financial, Inc.(a)	903	15,053
Five Star Bancorp	1,103	23,847
Flushing Financial Corp.	2,690	29,644
FNB Corp.	34,078	454,601
FS Bancorp, Inc.	686	21,383
Fulton Financial Corp.	13,747	227,513
FVCBankcorp, Inc.(a)	1,981	22,801
German American Bancorp, Inc.	2,532	80,340
Security	Shares	Value
Banks (continued)
Glacier Bancorp, Inc.	10,235	$ 370,302
Great Southern Bancorp, Inc.	819	42,097
Greene County Bancorp, Inc.	454	13,357
Guaranty Bancshares, Inc.	871	25,024
Hancock Whitney Corp.	7,865	356,992
Hanmi Financial Corp.	1,558	23,837
HarborOne Bancorp, Inc.	3,371	34,148
HBT Financial, Inc.	1,210	22,331
Heartland Financial USA, Inc.	4,136	174,167
Heritage Commerce Corp.	5,289	41,995
Heritage Financial Corp.	2,711	48,093
Hilltop Holdings, Inc.	4,463	130,587
Hingham Institution For Savings The(b)	156	26,348
Home Bancorp, Inc.	697	24,395
Home BancShares, Inc.	17,548	415,537
HomeStreet, Inc.	2,373	29,069
HomeTrust Bancshares, Inc.	1,226	31,508
Hope Bancorp, Inc.	10,109	101,292
Horizon Bancorp, Inc.	3,931	45,128
Independent Bank Corp.	5,204	216,184
Independent Bank Group, Inc.	3,097	115,332
International Bancshares Corp.	4,933	274,521
John Marshall Bancorp, Inc.	1,078	17,809
Kearny Financial Corp.	7,547	40,754
Lakeland Bancorp, Inc.	5,430	66,192
Lakeland Financial Corp.	2,148	126,238
LCNB Corp.	1,249	17,611
Live Oak Bancshares, Inc.	2,873	92,855
Macatawa Bank Corp.	2,754	38,556
MainStreet Bancshares, Inc.	726	11,086
Mercantile Bank Corp.	1,701	61,372
Metrocity Bankshares, Inc.	1,892	43,478
Metropolitan Bank Holding Corp.(a)	972	38,588
Mid Penn Bancorp, Inc.	1,482	29,981
Middlefield Banc Corp.	713	15,308
Midland States Bancorp, Inc.	2,043	44,742
MidWestOne Financial Group, Inc.	1,478	29,811
MVB Financial Corp.	1,052	18,904
National Bank Holdings Corp., Class A	2,537	83,036
National Bankshares, Inc.	695	18,633
NBT Bancorp, Inc.	3,912	136,959
New York Community Bancorp, Inc., Class A	65,919	174,685
Nicolet Bankshares, Inc.	1,078	82,499
Northeast Bank	725	37,497
Northeast Community Bancorp, Inc.	1,276	20,135
Northfield Bancorp, Inc.	3,761	31,367
Northrim BanCorp, Inc.	495	23,661
Northwest Bancshares, Inc.	9,322	98,813
Norwood Financial Corp.	738	17,778
Oak Valley Bancorp	584	14,104
OceanFirst Financial Corp.	5,030	74,243
OFG Bancorp	3,860	139,385
Old National Bancorp	29,933	495,092
Old Second Bancorp, Inc.	3,615	49,526
Orange County Bancorp, Inc.	525	22,685
Origin Bancorp, Inc.	2,984	88,625
Orrstown Financial Services, Inc.	947	24,830
Pacific Premier Bancorp, Inc.	8,415	180,923
Park National Corp.	1,358	178,862
Parke Bancorp, Inc.	1,420	23,373
Pathward Financial, Inc.	2,119	106,734
PCB Bancorp	1,439	20,952
Peapack-Gladstone Financial Corp.	1,734	38,807

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Penns Woods Bancorp, Inc.	765	$ 13,372
Peoples Bancorp, Inc.	3,564	103,499
Peoples Financial Services Corp.	808	30,599
Pinnacle Financial Partners, Inc.	6,814	522,634
Pioneer Bancorp, Inc./New York(a)	2,062	18,259
Plumas Bancorp	513	18,037
Ponce Financial Group, Inc.(a)	2,258	18,154
Popular, Inc.	6,455	548,610
Preferred Bank/Los Angeles CA	621	47,004
Premier Financial Corp.	3,835	74,322
Primis Financial Corp.	2,009	19,528
Princeton Bancorp, Inc.	518	15,100
Prosperity Bancshares, Inc.	8,536	528,976
Provident Financial Services, Inc.	5,360	78,685
QCR Holdings, Inc.	1,415	77,768
RBB Bancorp	1,364	24,225
Red River Bancshares, Inc.	638	28,844
Renasant Corp.	4,602	133,734
Republic Bancorp, Inc., Class A	714	36,214
S&T Bancorp, Inc.	3,166	95,455
Sandy Spring Bancorp, Inc.	5,082	103,927
Seacoast Banking Corp. of Florida	7,022	161,998
ServisFirst Bancshares, Inc.	4,617	272,218
Shore Bancshares, Inc.	2,600	26,910
Sierra Bancorp	1,347	26,698
Simmons First National Corp., Class A	10,514	179,684
SmartFinancial, Inc.	1,510	31,031
South Plains Financial, Inc.	1,128	29,238
Southern First Bancshares, Inc.(a)	734	18,952
Southern Missouri Bancorp, Inc.	811	32,521
Southern States Bancshares, Inc.	697	16,847
Southside Bancshares, Inc.	2,682	71,502
SouthState Corp.	6,971	527,705
Stellar Bancorp, Inc.	4,092	90,842
Sterling Bancorp, Inc.(a)(b)	2,210	10,453
Stock Yards Bancorp, Inc.	2,303	102,599
Summit Financial Group, Inc.	1,259	33,326
Synovus Financial Corp.	13,306	476,222
Texas Capital Bancshares, Inc.(a)	4,300	246,820
TFS Financial Corp.	6,127	73,585
Third Coast Bancshares, Inc.(a)	1,374	26,683
Timberland Bancorp, Inc.	592	14,445
Tompkins Financial Corp.	1,201	52,820
Towne Bank/Portsmouth VA	6,581	170,250
TriCo Bancshares	3,138	109,108
Triumph Financial, Inc.(a)	1,882	132,418
TrustCo Bank Corp./New York	1,633	43,470
Trustmark Corp.	5,201	153,950
UMB Financial Corp.	3,951	314,737
United Bankshares, Inc.	11,606	376,731
United Community Banks, Inc.	9,812	247,557
Unity Bancorp, Inc.	988	26,597
Univest Financial Corp.	2,520	52,592
USCB Financial Holdings, Inc., Class A	1,092	12,165
Valley National Bancorp	41,040	287,690
Veritex Holdings, Inc.	3,592	69,972
Virginia National Bankshares Corp.	559	15,769
WaFd, Inc.	6,574	178,090
Washington Trust Bancorp, Inc.	1,901	48,399
Webster Financial Corp.	15,446	676,998
WesBanco, Inc.	5,537	149,499
West BanCorp, Inc.	1,504	24,455
Security	Shares	Value
Banks (continued)
Westamerica BanCorp	2,148	$ 99,989
Western Alliance Bancorp	9,934	564,549
Wintrust Financial Corp.	5,551	536,449
WSFS Financial Corp.	5,171	220,957
Zions Bancorp NA	13,024	531,119
		30,233,266
Beverages — 0.4%
Boston Beer Co., Inc., Class A(a)	845	235,256
Celsius Holdings, Inc.(a)(b)	13,016	927,650
Coca-Cola Consolidated, Inc.	424	350,224
Duckhorn Portfolio, Inc.(a)	5,417	45,882
MGP Ingredients, Inc.(b)	1,341	105,188
National Beverage Corp.(a)	2,191	97,500
Primo Water Corp.	14,240	268,709
Vita Coco Co., Inc.(a)	3,108	75,338
Zevia PBC, Class A(a)	3,090	2,660
		2,108,407
Biotechnology — 4.5%
2seventy bio, Inc.(a)	4,921	22,440
4D Molecular Therapeutics, Inc.(a)(b)	3,470	83,037
89bio, Inc.(a)(b)	7,009	59,647
Aadi Bioscience, Inc.(a)	1,176	2,258
ACADIA Pharmaceuticals, Inc.(a)	10,879	181,788
ACELYRIN, Inc.(a)	6,558	27,412
Acrivon Therapeutics, Inc.(a)	791	7,190
Actinium Pharmaceuticals, Inc.(a)(b)	2,431	18,719
Adicet Bio, Inc.(a)	2,792	4,160
ADMA Biologics, Inc.(a)	19,477	126,990
Aerovate Therapeutics, Inc.(a)	826	16,528
Agenus, Inc.(a)(b)	1,810	21,937
Agios Pharmaceuticals, Inc.(a)	5,207	169,228
Akero Therapeutics, Inc.(a)	6,028	119,897
Aldeyra Therapeutics, Inc.(a)	4,115	16,213
Alector, Inc.(a)	5,622	28,560
Alkermes PLC(a)	15,246	374,137
Allakos, Inc.(a)	6,281	6,595
Allogene Therapeutics, Inc.(a)(b)	7,422	20,485
Allovir, Inc.(a)	3,368	2,676
Alpine Immune Sciences, Inc.(a)	3,293	212,695
Altimmune, Inc.(a)(b)	5,530	36,222
ALX Oncology Holdings, Inc.(a)	2,862	48,711
Amicus Therapeutics, Inc.(a)	26,665	266,383
AnaptysBio, Inc.(a)	1,790	43,569
Anavex Life Sciences Corp.(a)(b)	6,135	22,393
Anika Therapeutics, Inc.(a)	1,127	29,178
Annexon, Inc.(a)	8,209	37,351
Apellis Pharmaceuticals, Inc.(a)	9,101	402,173
Apogee Therapeutics, Inc.(a)	3,633	182,740
Arbutus Biopharma Corp.(a)	9,788	26,721
Arcellx, Inc.(a)	3,487	174,420
Arcturus Therapeutics Holdings, Inc.(a)(b)	1,974	50,475
Arcus Biosciences, Inc.(a)	4,466	68,017
Arcutis Biotherapeutics, Inc.(a)(b)	8,090	67,309
Ardelyx, Inc.(a)(b)	21,613	138,323
ArriVent Biopharma, Inc.(a)	861	14,224
Arrowhead Pharmaceuticals, Inc.(a)	10,279	232,511
ARS Pharmaceuticals, Inc.(a)(b)	2,393	20,819
Astria Therapeutics, Inc.(a)	4,539	41,668
Atara Biotherapeutics, Inc.(a)	7,980	5,506
Aura Biosciences, Inc.(a)	3,223	23,850
Aurinia Pharmaceuticals, Inc.(a)	11,455	58,306
Avid Bioservices, Inc.(a)	6,424	49,015
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Avidity Biosciences, Inc.(a)	6,816	$ 164,470
Avita Medical, Inc.(a)	2,241	18,824
Beam Therapeutics, Inc.(a)(b)	6,670	141,537
BioAtla, Inc.(a)(b)	4,713	10,628
BioCryst Pharmaceuticals, Inc.(a)(b)	15,647	64,622
Biohaven Ltd.(a)	6,124	237,611
Biomea Fusion, Inc.(a)	1,744	18,731
Bioxcel Therapeutics, Inc.(a)	1,512	3,810
Bluebird Bio, Inc.(a)	12,503	11,091
Blueprint Medicines Corp.(a)	5,542	506,206
Bridgebio Pharma, Inc.(a)(b)	10,680	273,622
Cabaletta Bio, Inc.(a)	3,420	36,406
CareDx, Inc.(a)	4,398	34,128
Cargo Therapeutics, Inc.(a)	1,805	34,476
Caribou Biosciences, Inc.(a)(b)	7,630	27,697
Carisma Therapeutics, Inc.(a)(b)	2,521	4,109
Cartesian Therapeutics, Inc.(a)	400	8,828
Catalyst Pharmaceuticals, Inc.(a)	9,656	145,323
Celcuity, Inc.(a)	1,519	23,955
Celldex Therapeutics, Inc.(a)	5,495	205,623
Century Therapeutics, Inc.(a)	2,020	5,878
Cerevel Therapeutics Holdings, Inc.(a)	6,296	268,902
CG oncology, Inc.(a)	2,004	80,541
Cogent Biosciences, Inc.(a)(b)	8,121	52,787
Coherus Biosciences, Inc.(a)(b)	9,807	19,222
Compass Therapeutics, Inc.(a)	8,222	11,840
Crinetics Pharmaceuticals, Inc.(a)	5,935	260,072
Cue Biopharma, Inc.(a)	3,595	6,831
Cullinan Therapeutics, Inc.(a)	2,395	64,689
Cytokinetics, Inc.(a)	8,769	537,715
Day One Biopharmaceuticals, Inc.(a)(b)	6,063	103,677
Deciphera Pharmaceuticals, Inc.(a)	4,705	118,895
Denali Therapeutics, Inc.(a)	10,774	166,351
Design Therapeutics, Inc.(a)	2,956	10,405
Disc Medicine, Inc.(a)	949	26,420
Dynavax Technologies Corp.(a)(b)	12,168	138,350
Dyne Therapeutics, Inc.(a)	5,190	131,359
Eagle Pharmaceuticals, Inc.(a)	868	3,550
Editas Medicine, Inc.(a)(b)	6,660	34,699
Emergent BioSolutions, Inc.(a)	4,266	8,020
Enanta Pharmaceuticals, Inc.(a)	1,765	24,251
Entrada Therapeutics, Inc.(a)	1,908	22,610
Erasca, Inc.(a)	5,122	10,295
Exact Sciences Corp.(a)	16,378	972,034
Exelixis, Inc.(a)	28,479	668,117
Fate Therapeutics, Inc.(a)	7,272	28,724
Fennec Pharmaceuticals, Inc.(a)	1,521	13,963
FibroGen, Inc.(a)	7,626	8,541
Foghorn Therapeutics, Inc.(a)	2,783	15,195
Genelux Corp.(a)(b)	1,767	5,495
Generation Bio Co.(a)	3,492	9,882
Geron Corp.(a)	49,989	196,457
Gritstone bio, Inc.(a)	8,838	7,070
Halozyme Therapeutics, Inc.(a)	11,831	450,761
Heron Therapeutics, Inc.(a)	7,502	17,405
HilleVax, Inc.(a)	2,319	30,611
Humacyte, Inc.(a)	5,597	21,940
Ideaya Biosciences, Inc.(a)(b)	5,817	236,461
IGM Biosciences, Inc.(a)(b)	1,078	10,381
Immuneering Corp., Class A(a)(b)	1,961	2,785
ImmunityBio, Inc.(a)(b)	12,478	99,699
Immunovant, Inc.(a)	4,944	135,663
Inhibrx, Inc.(a)	3,315	112,843
Security	Shares	Value
Biotechnology (continued)
Inozyme Pharma, Inc.(a)	6,179	$ 27,249
Insmed, Inc.(a)(b)	12,213	301,905
Intellia Therapeutics, Inc.(a)(b)	8,034	171,928
Ionis Pharmaceuticals, Inc.(a)(b)	12,969	535,101
Iovance Biotherapeutics, Inc.(a)	21,338	251,362
Ironwood Pharmaceuticals, Inc., Class A(a)	12,782	99,061
iTeos Therapeutics, Inc.(a)	2,302	24,723
Janux Therapeutics, Inc.(a)	1,375	78,375
KalVista Pharmaceuticals, Inc.(a)	3,437	39,010
Karyopharm Therapeutics, Inc.(a)(b)	18,357	18,908
Keros Therapeutics, Inc.(a)	2,276	128,344
Kezar Life Sciences, Inc.(a)(b)	4,775	3,937
Kiniksa Pharmaceuticals Ltd., Class A(a)	3,117	58,350
Kodiak Sciences, Inc.(a)	2,614	8,391
Krystal Biotech, Inc.(a)	1,917	293,531
Kura Oncology, Inc.(a)	6,626	130,002
Kymera Therapeutics, Inc.(a)	3,669	123,352
Larimar Therapeutics, Inc.(a)	2,724	18,768
LENZ Therapeutics, Inc.	771	12,236
Lexeo Therapeutics, Inc.(a)	1,050	13,073
Lexicon Pharmaceuticals, Inc.(a)	8,558	13,179
Lineage Cell Therapeutics, Inc.(a)	13,121	14,302
Lyell Immunopharma, Inc.(a)	14,969	32,483
MacroGenics, Inc.(a)	5,789	85,561
Madrigal Pharmaceuticals, Inc.(a)	1,319	269,102
MannKind Corp.(a)	24,311	99,918
MeiraGTx Holdings PLC(a)	2,394	11,683
Merrimack Pharmaceuticals, Inc.(a)	1,167	17,202
Mersana Therapeutics, Inc.(a)	12,214	38,718
MiMedx Group, Inc.(a)	9,785	60,276
Mineralys Therapeutics, Inc.(a)	2,436	29,841
Mirum Pharmaceuticals, Inc.(a)	2,485	62,398
Monte Rosa Therapeutics, Inc.(a)(b)	2,258	12,013
Morphic Holding, Inc.(a)	3,305	90,127
Mural Oncology PLC(a)	1,619	5,990
Myriad Genetics, Inc.(a)	7,783	152,313
Natera, Inc.(a)	9,979	926,850
Neurocrine Biosciences, Inc.(a)	8,842	1,216,129
Nkarta, Inc.(a)	3,182	21,256
Novavax, Inc.(a)(b)	9,181	39,754
Nurix Therapeutics, Inc.(a)	4,018	48,296
Nuvalent, Inc., Class A(a)	2,458	169,307
Nuvectis Pharma, Inc.(a)(b)	807	4,907
Olema Pharmaceuticals, Inc.(a)	2,578	26,218
Omega Therapeutics, Inc.(a)(b)	2,235	4,984
Organogenesis Holdings, Inc., Class A(a)	5,244	12,323
ORIC Pharmaceuticals, Inc.(a)	3,775	33,333
Outlook Therapeutics, Inc.(a)(b)	639	5,700
Ovid therapeutics, Inc.(a)	5,290	16,135
PDS Biotechnology Corp.(a)(b)	2,744	9,192
PepGen, Inc.(a)	1,425	17,499
PMV Pharmaceuticals, Inc.(a)	3,164	5,695
Poseida Therapeutics, Inc.(a)	7,253	17,552
Precigen, Inc.(a)(b)	18,928	24,985
Prelude Therapeutics, Inc.(a)	5,277	19,894
Prime Medicine, Inc.(a)(b)	3,622	17,820
ProKidney Corp., Class A(a)(b)	5,346	11,039
Protagonist Therapeutics, Inc.(a)	5,435	136,473
Protalix BioTherapeutics, Inc.(a)(b)	6,426	7,326
Prothena Corp. PLC(a)(b)	3,567	72,553
PTC Therapeutics, Inc.(a)	6,699	215,373
Rallybio Corp.(a)	34	65
RAPT Therapeutics, Inc.(a)	2,497	19,227

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Recursion Pharmaceuticals, Inc., Class A(a)(b)	13,251	$ 103,623
REGENXBIO, Inc.(a)	3,433	52,697
Relay Therapeutics, Inc.(a)(b)	7,342	47,870
Reneo Pharmaceuticals, Inc.(a)	2,355	3,933
Replimune Group, Inc.(a)(b)	4,393	27,896
REVOLUTION Medicines, Inc.(a)	12,724	474,351
Rhythm Pharmaceuticals, Inc.(a)	4,766	189,496
Rigel Pharmaceuticals, Inc.(a)	14,485	15,209
Rocket Pharmaceuticals, Inc.(a)	5,983	128,754
Roivant Sciences Ltd.(a)(b)	33,468	364,801
Sage Therapeutics, Inc.(a)(b)	5,099	71,080
Sagimet Biosciences, Inc., Class A(a)(b)	3,303	12,882
Sana Biotechnology, Inc.(a)(b)	9,335	84,015
Sangamo Therapeutics, Inc.(a)	10,586	5,451
Sarepta Therapeutics, Inc.(a)	8,110	1,027,213
Savara, Inc.(a)	7,684	35,193
Scholar Rock Holding Corp.(a)(b)	5,693	83,516
Seres Therapeutics, Inc.(a)	7,933	7,858
SpringWorks Therapeutics, Inc.(a)	6,024	281,261
Stoke Therapeutics, Inc.(a)	2,856	31,502
Summit Therapeutics, Inc.(a)(b)	10,694	42,027
Sutro Biopharma, Inc.(a)	4,750	16,126
Syndax Pharmaceuticals, Inc.(a)	7,025	148,438
Tango Therapeutics, Inc.(a)	4,744	36,529
Tenaya Therapeutics, Inc.(a)	4,128	18,741
TG Therapeutics, Inc.(a)(b)	12,817	175,080
Travere Therapeutics, Inc.(a)	6,778	37,482
Twist Bioscience Corp.(a)(b)	5,292	165,269
Tyra Biosciences, Inc.(a)	1,014	17,339
Ultragenyx Pharmaceutical, Inc.(a)	7,046	299,737
United Therapeutics Corp.(a)	4,125	966,611
UroGen Pharma Ltd.(a)	1,871	25,857
Vanda Pharmaceuticals, Inc.(a)	4,585	21,825
Vaxcyte, Inc.(a)(b)	9,729	589,091
Vaxxinity, Inc., Class A(a)	6,803	835
Vera Therapeutics, Inc., Class A(a)	3,440	135,914
Veracyte, Inc.(a)(b)	6,158	120,512
Vericel Corp.(a)	4,359	199,947
Verve Therapeutics, Inc.(a)	5,975	35,910
Vigil Neuroscience, Inc.(a)	1,473	3,845
Viking Therapeutics, Inc.(a)(b)	9,339	743,198
Vir Biotechnology, Inc.(a)	7,076	59,863
Viridian Therapeutics, Inc.(a)(b)	4,035	53,504
Vor BioPharma, Inc.(a)(b)	3,613	6,214
Voyager Therapeutics, Inc.(a)	2,822	22,068
X4 Pharmaceuticals, Inc.(a)	11,714	13,120
Xencor, Inc.(a)	4,842	101,391
XOMA Corp.(a)	777	19,689
Y-mAbs Therapeutics, Inc.(a)	3,885	59,091
Zentalis Pharmaceuticals, Inc.(a)(b)	5,730	63,374
Zura Bio Ltd., Class A(a)	1,135	4,846
Zymeworks, Inc.(a)	4,863	41,725
		24,411,955
Broadline Retail — 0.3%
Big Lots, Inc.	2,245	7,902
ContextLogic, Inc., Class A(a)	1,574	8,736
Dillard’s, Inc., Class A(b)	337	147,603
Kohl’s Corp.	10,133	242,584
Macy’s, Inc.	24,862	458,207
Security	Shares	Value
Broadline Retail (continued)
Nordstrom, Inc.	10,734	$ 204,053
Ollie’s Bargain Outlet Holdings, Inc.(a)	5,702	417,044
Savers Value Village, Inc.(a)(b)	2,377	39,268
		1,525,397
Building Products — 3.2%
A O Smith Corp.	11,068	916,873
AAON, Inc.	6,172	580,722
Advanced Drainage Systems, Inc.(b)	6,080	954,560
Allegion PLC	8,019	974,790
American Woodmark Corp.(a)	1,559	143,553
Apogee Enterprises, Inc.	2,113	130,541
Armstrong World Industries, Inc.	4,036	463,656
AZEK Co., Inc., Class A(a)	13,120	598,797
AZZ, Inc.	2,283	163,531
Builders FirstSource, Inc.(a)	11,097	2,028,754
Carlisle Cos., Inc.	4,422	1,716,841
CSW Industrials, Inc.	1,376	326,965
Fortune Brands Innovations, Inc.	11,551	844,378
Gibraltar Industries, Inc.(a)	2,809	200,731
Griffon Corp.	3,727	244,193
Hayward Holdings, Inc.(a)	12,556	170,510
Insteel Industries, Inc.	1,591	51,071
Janus International Group, Inc.(a)	7,111	102,470
JELD-WEN Holding, Inc.(a)	8,014	164,287
Lennox International, Inc.	2,921	1,353,650
Masonite International Corp.(a)	1,931	255,954
Masterbrand, Inc.(a)	12,103	201,757
Owens Corning	8,066	1,356,782
Quanex Building Products Corp.	2,786	92,551
Resideo Technologies, Inc.(a)	13,219	258,167
Simpson Manufacturing Co., Inc.	3,890	676,432
Trex Co., Inc.(a)	9,923	878,682
UFP Industries, Inc.	5,525	622,667
Zurn Elkay Water Solutions Corp.	13,567	424,376
		16,898,241
Capital Markets — 2.9%
Affiliated Managers Group, Inc.	3,162	493,588
AlTi Global, Inc.(a)	1,928	8,869
Artisan Partners Asset Management, Inc., Class A	5,209	213,204
AssetMark Financial Holdings, Inc.(a)	2,194	74,179
B. Riley Financial, Inc.(b)	1,838	63,227
Bakkt Holdings, Inc.(a)(b)	352	2,362
BGC Group, Inc., Class A	30,872	241,728
Brightsphere Investment Group, Inc.	2,714	60,359
Carlyle Group, Inc.	19,275	863,520
Cboe Global Markets, Inc.	9,622	1,743,025
Cohen & Steers, Inc.	2,431	167,204
Diamond Hill Investment Group, Inc., Class A	260	38,797
Donnelley Financial Solutions, Inc.(a)	2,099	131,775
Evercore, Inc., Class A	3,206	581,889
FactSet Research Systems, Inc.	3,516	1,465,785
Forge Global Holdings, Inc.(a)(b)	11,095	20,304
GCM Grosvenor, Inc., Class A	3,500	33,040
Hamilton Lane, Inc., Class A	3,375	377,055
Houlihan Lokey, Inc., Class A	4,694	598,438
Invesco Ltd.	32,352	458,428
Janus Henderson Group PLC	12,540	391,499
Jefferies Financial Group, Inc.	16,542	712,299
Lazard, Inc.	9,834	378,609
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
MarketAxess Holdings, Inc.	3,372	$ 674,704
MarketWise, Inc.	1,653	2,579
Moelis & Co., Class A	5,617	275,682
Morningstar, Inc.	2,362	667,619
Open Lending Corp.(a)	8,005	40,826
P10, Inc., Class A	3,292	23,373
Patria Investments Ltd., Class A	4,906	65,740
Perella Weinberg Partners, Class A	3,354	50,042
Piper Sandler Cos.	1,562	305,824
PJT Partners, Inc., Class A	2,012	190,114
Robinhood Markets, Inc., Class A(a)	60,305	994,430
SEI Investments Co.	8,978	592,099
Silvercrest Asset Management Group, Inc., Class A	1,124	16,467
StepStone Group, Inc., Class A	5,072	182,947
Stifel Financial Corp.	9,002	719,440
StoneX Group, Inc.(a)	2,557	185,638
TPG, Inc., Class A	6,571	283,210
Value Line, Inc.	72	2,606
Victory Capital Holdings, Inc., Class A	2,594	131,931
Virtu Financial, Inc., Class A	7,568	164,226
Virtus Investment Partners, Inc.	593	130,057
WisdomTree, Inc.	11,416	101,602
XP, Inc., Class A	29,508	604,029
		15,524,368
Chemicals — 1.7%
AdvanSix, Inc.	2,234	56,431
American Vanguard Corp.	2,566	29,227
Arcadium Lithium PLC(a)	94,107	414,071
Ashland, Inc.	4,481	427,174
Aspen Aerogels, Inc.(a)	4,601	72,052
Avient Corp.	8,196	347,674
Axalta Coating Systems Ltd.(a)	20,252	636,723
Balchem Corp.	2,918	412,547
Cabot Corp.	4,913	448,213
Chemours Co.	13,866	370,915
Core Molding Technologies, Inc.(a)	749	13,497
Danimer Scientific, Inc., Class A(a)(b)	6,876	5,157
Ecovyst, Inc.(a)	7,718	72,781
Element Solutions, Inc.	20,405	471,968
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	145,508	129,662
Hawkins, Inc.	1,641	124,339
HB Fuller Co.	4,989	372,728
Huntsman Corp.	15,177	362,123
Ingevity Corp.(a)	3,403	174,029
Innospec, Inc.	2,245	269,400
Intrepid Potash, Inc.(a)(b)	1,016	20,442
Koppers Holdings, Inc.	1,896	97,227
Kronos Worldwide, Inc.	1,582	18,114
LSB Industries, Inc.(a)	4,928	45,830
Mativ Holdings, Inc.	4,453	81,312
Minerals Technologies, Inc.	2,989	217,868
NewMarket Corp.	567	298,764
Olin Corp.	11,076	579,053
Origin Materials, Inc.(a)(b)	9,174	7,426
Orion SA	4,711	111,462
Perimeter Solutions SA(a)	14,650	102,550
PureCycle Technologies, Inc.(a)(b)	10,641	49,693
Quaker Chemical Corp.	1,256	234,282
Rayonier Advanced Materials, Inc.(a)	5,389	20,101
RPM International, Inc.	11,558	1,235,666
Scotts Miracle-Gro Co.	3,793	259,972
Security	Shares	Value
Chemicals (continued)
Sensient Technologies Corp.	3,805	$ 278,602
Stepan Co.	1,984	164,652
Trinseo PLC	2,985	7,791
Tronox Holdings PLC	10,084	171,327
Valhi, Inc.	183	2,703
		9,215,548
Commercial Services & Supplies — 1.3%
ABM Industries, Inc.	6,038	263,861
ACCO Brands Corp.	7,961	38,372
ACV Auctions, Inc., Class A(a)(b)	11,899	207,638
Aris Water Solution, Inc., Class A	3,357	47,099
BrightView Holdings, Inc.(a)	3,342	37,598
Brink’s Co.	4,114	359,810
Casella Waste Systems, Inc., Class A(a)	5,117	462,577
CECO Environmental Corp.(a)(b)	2,849	61,595
Cimpress PLC(a)	1,704	145,300
Clean Harbors, Inc.(a)	4,624	876,017
CompX International, Inc.	59	1,858
CoreCivic, Inc.(a)	10,742	160,056
Deluxe Corp.	4,027	79,533
Driven Brands Holdings, Inc.(a)	5,832	83,573
Ennis, Inc.	2,654	52,815
Enviri Corp.(a)	6,998	54,444
GEO Group, Inc.(a)	11,430	169,850
Healthcare Services Group, Inc.(a)	6,170	65,525
HNI Corp.	4,328	181,560
Interface, Inc., Class A	4,863	74,355
LanzaTech Global, Inc.(a)	2,548	5,516
Li-Cycle Holdings Corp.(a)(b)	11,653	7,634
Liquidity Services, Inc.(a)(b)	1,847	31,879
Matthews International Corp., Class A	2,505	67,585
MillerKnoll, Inc.	6,852	174,246
Montrose Environmental Group, Inc.(a)	2,715	117,885
MSA Safety, Inc.	3,369	607,768
NL Industries, Inc.	244	2,003
OPENLANE, Inc.(a)	9,180	157,712
Performant Financial Corp.(a)	6,150	16,359
Pitney Bowes, Inc.	8,032	34,216
Quad/Graphics, Inc., Class A	1,730	7,768
SP Plus Corp.(a)	1,952	99,669
Steelcase, Inc., Class A	8,559	102,965
Stericycle, Inc.(a)	8,485	379,534
Tetra Tech, Inc.	4,842	942,834
UniFirst Corp.	1,360	217,777
Vestis Corp.	10,769	198,365
Viad Corp.(a)	1,713	59,064
VSE Corp.	1,265	98,759
		6,752,974
Communications Equipment — 0.7%
ADTRAN Holdings, Inc.	6,603	28,921
Aviat Networks, Inc.(a)(b)	1,096	36,661
Calix, Inc.(a)	5,512	152,848
Cambium Networks Corp.(a)	986	3,343
Ciena Corp.(a)	13,218	611,068
Clearfield, Inc.(a)(b)	1,347	40,572
CommScope Holding Co., Inc.(a)	17,770	15,886
Comtech Telecommunications Corp.(a)	3,951	7,428
Digi International, Inc.(a)(b)	2,931	89,864
DZS, Inc.(a)	3,069	3,008
Extreme Networks, Inc.(a)	11,942	133,750
F5, Inc.(a)	5,402	893,005

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
Harmonic, Inc.(a)	10,615	$ 114,005
Infinera Corp.(a)(b)	19,434	93,672
Juniper Networks, Inc.	28,886	1,005,810
KVH Industries, Inc.(a)	1,802	8,650
Lumentum Holdings, Inc.(a)	5,959	260,766
NETGEAR, Inc.(a)	2,697	39,862
NetScout Systems, Inc.(a)	5,900	113,634
Ribbon Communications, Inc.(a)	6,108	19,362
Viasat, Inc.(a)	10,606	168,741
Viavi Solutions, Inc.(a)	20,451	161,563
		4,002,419
Construction & Engineering — 1.7%
AECOM	12,324	1,138,245
Ameresco, Inc., Class A(a)(b)	2,604	54,502
API Group Corp.(a)	18,959	731,249
Arcosa, Inc.	4,300	326,886
Argan, Inc.	1,286	77,494
Bowman Consulting Group Ltd.(a)	853	27,714
Comfort Systems USA, Inc.	3,195	988,565
Concrete Pumping Holdings, Inc.(a)	1,782	11,850
Construction Partners, Inc., Class A(a)	3,753	193,805
Dycom Industries, Inc.(a)	2,561	358,591
EMCOR Group, Inc.	4,239	1,514,044
Fluor Corp.(a)	12,960	522,677
Granite Construction, Inc.	4,078	226,329
Great Lakes Dredge & Dock Corp.(a)	6,939	45,797
IES Holdings, Inc.(a)	703	94,989
INNOVATE Corp.(a)	9,315	6,536
Limbach Holdings, Inc.(a)(b)	823	37,307
MasTec, Inc.(a)	5,730	508,194
MDU Resources Group, Inc.	18,382	454,035
MYR Group, Inc.(a)(b)	1,501	249,541
Northwest Pipe Co.(a)	1,028	32,536
Primoris Services Corp.	4,906	228,620
Sterling Infrastructure, Inc.(a)	2,739	278,282
Tutor Perini Corp.(a)	3,489	58,022
Valmont Industries, Inc.	1,915	392,192
WillScot Mobile Mini Holdings Corp.(a)	17,064	630,686
		9,188,688
Construction Materials — 0.3%
Eagle Materials, Inc.	3,087	773,942
Knife River Corp.(a)	5,024	392,827
Summit Materials, Inc., Class A(a)	10,927	425,060
U.S. Lime & Minerals, Inc.	199	61,690
		1,653,519
Consumer Finance — 0.8%
Ally Financial, Inc.	24,723	948,127
Atlanticus Holdings Corp.(a)	357	9,443
Bread Financial Holdings, Inc.	3,807	140,516
Consumer Portfolio Services, Inc.(a)	679	5,812
Credit Acceptance Corp.(a)(b)	564	289,738
Encore Capital Group, Inc.(a)(b)	1,978	81,276
Enova International, Inc.(a)	2,478	149,993
FirstCash Holdings, Inc.	3,456	390,459
Green Dot Corp., Class A(a)	3,218	28,158
LendingClub Corp.(a)	10,574	79,517
LendingTree, Inc.(a)	1,057	51,021
Navient Corp.	8,340	125,267
Nelnet, Inc., Class A	1,223	115,182
NerdWallet, Inc., Class A(a)	3,678	46,233
Security	Shares	Value
Consumer Finance (continued)
OneMain Holdings, Inc.	10,354	$ 539,547
OppFi, Inc.	4,132	11,032
PRA Group, Inc.(a)	3,965	94,327
PROG Holdings, Inc.	4,255	141,436
Regional Management Corp.	751	18,933
SLM Corp.	20,075	425,389
SoFi Technologies, Inc.(a)(b)	88,378	599,203
Upstart Holdings, Inc.(a)(b)	6,660	147,386
World Acceptance Corp.(a)	424	58,330
		4,496,325
Consumer Staples Distribution & Retail — 1.2%
Albertsons Cos., Inc., Class A	37,989	774,976
Andersons, Inc.	2,763	151,799
BJ’s Wholesale Club Holdings, Inc.(a)	12,154	907,661
Casey’s General Stores, Inc.	3,403	1,087,531
Chefs’ Warehouse, Inc.(a)	3,370	111,480
Grocery Outlet Holding Corp.(a)	8,706	226,095
HF Foods Group, Inc.(a)	2,550	7,446
Ingles Markets, Inc., Class A	1,228	88,109
Maplebear, Inc.(a)	2,398	81,844
Natural Grocers by Vitamin Cottage, Inc.	1,482	24,245
Performance Food Group Co.(a)	14,000	950,320
PriceSmart, Inc.	2,331	187,855
SpartanNash Co.	3,791	72,370
Sprouts Farmers Market, Inc.(a)	9,244	610,381
U.S. Foods Holding Corp.(a)	20,705	1,040,426
United Natural Foods, Inc.(a)	5,649	50,446
Village Super Market, Inc., Class A	548	15,327
Weis Markets, Inc.	1,667	105,238
		6,493,549
Containers & Packaging — 1.7%
AptarGroup, Inc.	5,987	864,403
Ardagh Group SA, Class A(a)	1,258	10,070
Ardagh Metal Packaging SA	12,554	49,588
Avery Dennison Corp.	7,340	1,594,835
Berry Global Group, Inc.	10,707	606,445
Crown Holdings, Inc.	9,757	800,757
Graphic Packaging Holding Co.	28,029	724,550
Greif, Inc., Class A	2,120	129,914
Greif, Inc., Class B	651	40,674
Myers Industries, Inc.	3,028	66,313
O-I Glass, Inc.(a)	14,195	212,357
Packaging Corp. of America	8,065	1,395,084
Pactiv Evergreen, Inc.	3,713	56,586
Ranpak Holdings Corp.(a)	3,933	28,475
Sealed Air Corp.	12,284	386,700
Silgan Holdings, Inc.	7,464	348,270
Sonoco Products Co.	9,164	513,642
TriMas Corp.	4,013	104,298
Westrock Co.	23,213	1,113,296
		9,046,257
Distributors — 0.2%
Pool Corp.	3,472	1,258,704
Weyco Group, Inc.	661	19,401
		1,278,105
Diversified Consumer Services — 1.0%
2U, Inc.(a)	6,437	1,596
ADT, Inc.	22,341	145,217
Adtalem Global Education, Inc.(a)	3,365	166,971
Bright Horizons Family Solutions, Inc.(a)(b)	5,247	544,166
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Consumer Services (continued)
Carriage Services, Inc.	1,293	$ 33,075
Chegg, Inc.(a)	10,712	55,381
Coursera, Inc.(a)	12,262	125,318
Duolingo, Inc.(a)(b)	2,732	616,749
European Wax Center, Inc., Class A(a)	3,136	36,879
Frontdoor, Inc.(a)	7,314	224,467
Graham Holdings Co., Class B	327	229,348
Grand Canyon Education, Inc.(a)	2,749	357,425
H&R Block, Inc.	13,067	617,154
Laureate Education, Inc., Class A	12,279	178,046
Lincoln Educational Services Corp.(a)	2,207	23,527
Mister Car Wash, Inc.(a)	6,992	46,776
Nerdy, Inc., Class A(a)	6,648	17,218
OneSpaWorld Holdings Ltd.(a)	7,032	89,447
Perdoceo Education Corp.	5,506	100,760
Service Corp. International	13,107	939,903
Strategic Education, Inc.	2,076	238,408
Stride, Inc.(a)	3,834	255,920
Udemy, Inc.(a)	8,943	89,609
Universal Technical Institute, Inc.(a)	3,873	58,947
WW International, Inc.(a)	3,982	7,207
		5,199,514
Diversified REITs — 0.2%
Alpine Income Property Trust, Inc.	860	12,840
American Assets Trust, Inc.	4,138	88,346
Armada Hoffler Properties, Inc.	6,122	64,403
Broadstone Net Lease, Inc.	17,980	261,789
CTO Realty Growth, Inc.	2,063	35,793
Empire State Realty Trust, Inc., Class A	11,234	102,229
Essential Properties Realty Trust, Inc.	14,437	380,271
Gladstone Commercial Corp.	3,405	45,525
Global Net Lease, Inc.	16,569	115,155
NexPoint Diversified Real Estate Trust	3,476	20,786
One Liberty Properties, Inc.	1,165	26,690
		1,153,827
Diversified Telecommunication Services — 0.3%
Anterix, Inc.(a)	1,039	32,749
AST SpaceMobile, Inc., Class A(a)(b)	12,348	27,289
ATN International, Inc.	895	17,077
Bandwidth, Inc., Class A(a)	1,834	33,379
Cogent Communications Holdings, Inc.	3,914	251,201
Consolidated Communications Holdings, Inc.(a)	6,226	26,896
Frontier Communications Parent, Inc.(a)(b)	22,273	515,397
Globalstar, Inc.(a)	59,490	76,742
IDT Corp., Class B	1,224	43,501
Iridium Communications, Inc.	10,923	336,319
Liberty Latin America Ltd., Class A(a)	6,235	47,074
Liberty Latin America Ltd., Class C(a)(b)	12,461	93,956
Lumen Technologies, Inc.(a)	96,736	115,116
Ooma, Inc.(a)(b)	1,841	12,997
Shenandoah Telecommunications Co.	4,103	52,601
		1,682,294
Electric Utilities — 0.9%
ALLETE, Inc.	5,152	305,102
Genie Energy Ltd., Class B	1,711	26,161
Hawaiian Electric Industries, Inc.	10,568	104,095
IDACORP, Inc.	4,520	428,406
MGE Energy, Inc.	3,256	255,010
NRG Energy, Inc.	20,403	1,482,686
OGE Energy Corp.	18,792	651,143
Security	Shares	Value
Electric Utilities (continued)
Otter Tail Corp.	3,665	$ 312,844
Pinnacle West Capital Corp.	10,237	753,955
PNM Resources, Inc.	7,606	281,878
Portland General Electric Co.	9,493	410,382
		5,011,662
Electrical Equipment — 2.3%
Acuity Brands, Inc.(b)	2,787	692,012
Allient, Inc.	1,123	33,005
Array Technologies, Inc.(a)(b)	14,196	175,179
Atkore, Inc.	3,417	599,000
Babcock & Wilcox Enterprises, Inc.(a)	4,750	4,845
Blink Charging Co.(a)(b)	4,428	11,203
Bloom Energy Corp., Class A(a)(b)	17,659	196,545
ChargePoint Holdings, Inc., Class A(a)(b)	31,663	42,112
Encore Wire Corp.	1,347	376,298
Energy Vault Holdings, Inc.(a)	7,336	9,317
EnerSys	3,642	329,419
Enovix Corp.(a)(b)	13,317	83,364
Eos Energy Enterprises, Inc., Class A(a)(b)	10,433	8,067
ESS Tech, Inc.(a)	7,607	5,735
Fluence Energy, Inc., Class A(a)(b)	5,724	102,116
FTC Solar, Inc.(a)	3,742	1,721
FuelCell Energy, Inc.(a)(b)	35,341	32,789
Generac Holdings, Inc.(a)(b)	5,416	736,359
GrafTech International Ltd.	19,752	33,973
Hubbell, Inc.	4,896	1,814,066
LSI Industries, Inc.	2,447	35,726
NEXTracker, Inc., Class A(a)	11,480	491,229
NuScale Power Corp., Class A(a)(b)	5,028	29,162
nVent Electric PLC	15,031	1,083,284
Plug Power, Inc.(a)(b)	48,544	112,137
Powell Industries, Inc.	870	124,410
Preformed Line Products Co.	205	24,811
Regal Rexnord Corp.	6,080	981,130
Sensata Technologies Holding PLC	13,813	529,176
SES AI Corp.(a)	12,887	20,361
Shoals Technologies Group, Inc., Class A(a)	15,505	131,017
SKYX Platforms Corp.(a)(b)	5,493	5,658
Stem, Inc.(a)(b)	12,417	22,847
SunPower Corp.(a)(b)	8,783	18,093
Sunrun, Inc.(a)(b)	19,168	197,239
Thermon Group Holdings, Inc.(a)	2,801	89,436
TPI Composites, Inc.(a)	3,470	11,035
Vertiv Holdings Co., Class A	31,366	2,917,038
Vicor Corp.(a)	2,191	70,945
		12,181,859
Electronic Equipment, Instruments & Components — 2.3%
908 Devices, Inc.(a)(b)	1,646	9,382
Advanced Energy Industries, Inc.	3,489	334,386
Aeva Technologies, Inc.(a)(b)	1,602	4,998
Akoustis Technologies, Inc.(a)(b)	4,542	2,667
Arlo Technologies, Inc.(a)	9,160	113,401
Arrow Electronics, Inc.(a)	5,032	642,435
Avnet, Inc.	8,402	410,606
Badger Meter, Inc.	2,688	491,689
Bel Fuse, Inc., Class B	933	54,786
Belden, Inc.	3,787	307,769
Benchmark Electronics, Inc.	3,021	91,264
Climb Global Solutions, Inc.	389	25,075
Cognex Corp.	15,783	655,626
Coherent Corp.(a)	11,859	647,857

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Crane NXT Co.	4,386	$ 266,713
CTS Corp.	2,940	134,505
Daktronics, Inc.(a)	3,526	33,321
ePlus, Inc.(a)	2,498	192,046
Evolv Technologies Holdings, Inc., Class A(a)	10,114	39,546
Fabrinet(a)	3,365	582,381
FARO Technologies, Inc.(a)	1,622	30,413
Insight Enterprises, Inc.(a)(b)	2,612	476,873
IPG Photonics Corp.(a)(b)	2,710	227,586
Iteris, Inc.(a)	4,146	18,574
Itron, Inc.(a)	4,035	371,704
Jabil, Inc.	11,396	1,337,435
Kimball Electronics, Inc.(a)	2,023	42,341
Knowles Corp.(a)(b)	7,573	119,881
Lightwave Logic, Inc.(a)(b)	12,360	47,215
Littelfuse, Inc.	2,216	511,098
Luna Innovations, Inc.(a)	2,954	6,085
Methode Electronics, Inc.	2,862	34,888
MicroVision, Inc.(a)(b)	15,941	23,114
Mirion Technologies, Inc., Class A(a)	18,529	201,410
Napco Security Technologies, Inc.	3,210	130,647
nLight, Inc.(a)	3,772	42,963
Novanta, Inc.(a)	3,245	507,842
OSI Systems, Inc.(a)	1,484	195,057
PAR Technology Corp.(a)(b)	2,618	110,689
PC Connection, Inc.	1,008	62,466
Plexus Corp.(a)	2,500	252,525
Richardson Electronics Ltd.	1,153	12,141
Rogers Corp.(a)	1,600	190,544
Sanmina Corp.(a)	5,095	309,114
ScanSource, Inc.(a)	2,150	89,483
SmartRent, Inc.(a)	17,310	40,159
TD SYNNEX Corp.	6,111	720,120
TTM Technologies, Inc.(a)	8,803	131,429
Vishay Intertechnology, Inc.	11,655	269,697
Vishay Precision Group, Inc.(a)	1,053	34,749
Vontier Corp.	14,218	577,677
Vuzix Corp.(a)(b)	4,194	5,578
		12,171,950
Energy Equipment & Services — 1.4%
Archrock, Inc.	12,803	245,690
Atlas Energy Solutions, Inc.	1,665	36,980
Borr Drilling Ltd.	18,613	98,649
Bristow Group, Inc.(a)	2,083	54,804
Cactus, Inc., Class A	5,807	288,259
ChampionX Corp.	17,746	595,733
Core Laboratories, Inc.	3,933	62,141
Diamond Offshore Drilling, Inc.(a)	9,743	119,254
DMC Global, Inc.(a)	1,449	22,967
Dril-Quip, Inc.(a)	2,814	51,159
Expro Group Holdings NV(a)	8,398	157,546
Forum Energy Technologies, Inc.(a)	870	16,226
Helix Energy Solutions Group, Inc.(a)	13,656	146,665
Helmerich & Payne, Inc.	8,644	339,969
KLX Energy Services Holdings, Inc.(a)	1,764	11,695
Kodiak Gas Services, Inc.	1,440	39,139
Liberty Energy, Inc., Class A	14,766	324,852
Mammoth Energy Services, Inc.(a)	3,130	10,173
Nabors Industries Ltd.(a)	733	52,798
Newpark Resources, Inc.(a)	7,114	49,371
Noble Corp. PLC	10,240	454,451
Security	Shares	Value
Energy Equipment & Services (continued)
NOV, Inc.	36,148	$ 668,377
Oceaneering International, Inc.(a)	9,218	211,184
Oil States International, Inc.(a)	5,105	20,369
Patterson-UTI Energy, Inc.	31,401	339,759
ProFrac Holding Corp., Class A(a)	1,901	13,820
ProPetro Holding Corp.(a)	7,932	69,167
Ranger Energy Services, Inc., Class A	1,414	13,914
RPC, Inc.	8,334	55,754
SEACOR Marine Holdings, Inc.(a)	2,135	26,090
Seadrill Ltd.(a)	4,633	224,932
Select Water Solutions, Inc., Class A	7,924	73,218
Solaris Oilfield Infrastructure, Inc., Class A	3,187	28,077
TechnipFMC PLC	39,262	1,005,892
TETRA Technologies, Inc.(a)	13,277	56,958
Tidewater, Inc.(a)	4,153	381,453
U.S. Silica Holdings, Inc.(a)	6,453	99,570
Valaris Ltd.(a)	5,325	346,445
Weatherford International PLC(a)	6,477	800,687
		7,614,187
Entertainment — 0.5%
AMC Entertainment Holdings, Inc., Class A(a)(b)	20,346	59,614
Atlanta Braves Holdings, Inc., Class A(a)	951	38,363
Atlanta Braves Holdings, Inc., Class C(a)	4,107	153,725
Cinemark Holdings, Inc.(a)(b)	10,190	174,657
Eventbrite, Inc., Class A(a)	6,395	33,766
IMAX Corp.(a)	3,626	58,052
Liberty Media Corp.-Liberty Live, Class A(a)	2,144	76,884
Liberty Media Corp.-Liberty Live, Class C(a)	4,379	163,424
Lions Gate Entertainment Corp., Class A(a)(b)	4,797	48,402
Lions Gate Entertainment Corp., Class B(a)	11,370	107,219
Loop Media, Inc.(a)	4,685	1,439
Madison Square Garden Entertainment Corp.(a)	3,543	138,708
Madison Square Garden Sports Corp., Class A(a)	1,746	324,616
Marcus Corp.	1,890	24,646
Playstudios, Inc., Class A(a)	6,469	13,973
Playtika Holding Corp.	2,538	18,400
Reservoir Media, Inc.(a)	1,932	17,291
Roku, Inc.(a)(b)	11,306	651,904
Sphere Entertainment Co., Class A(a)	2,237	86,930
TKO Group Holdings, Inc., Class A	5,580	528,259
Vivid Seats, Inc., Class A(a)	6,796	35,747
		2,756,019
Financial Services — 2.3%
Acacia Research Corp.(a)	3,963	19,300
Affirm Holdings, Inc., Class A(a)(b)	20,522	654,241
Alerus Financial Corp.	1,576	31,047
A-Mark Precious Metals, Inc.	1,516	60,746
AvidXchange Holdings, Inc.(a)	14,060	163,940
Banco Latinoamericano de Comercio Exterior SA, Class E	2,316	65,797
Cannae Holdings, Inc.(a)	5,854	113,860
Cantaloupe, Inc.(a)	4,940	28,603
Cass Information Systems, Inc.	1,063	45,911
Compass Diversified Holdings	5,536	121,626
Enact Holdings, Inc.	2,667	79,290
Equitable Holdings, Inc.	29,699	1,096,190
Essent Group Ltd.	9,467	501,467
Euronet Worldwide, Inc.(a)	4,207	431,975
EVERTEC, Inc.	5,905	221,615
Federal Agricultural Mortgage Corp., Class C	868	161,561
Finance of America Cos., Inc., Class A(a)	1,542	740
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Flywire Corp.(a)	9,727	$ 199,403
I3 Verticals, Inc., Class A(a)	1,955	44,398
International Money Express, Inc.(a)	2,889	58,444
Jack Henry & Associates, Inc.	6,646	1,081,238
Jackson Financial, Inc., Class A	7,048	481,519
Marqeta, Inc., Class A(a)	43,384	240,781
Merchants Bancorp	1,499	60,455
MGIC Investment Corp.	24,618	499,253
Mr. Cooper Group, Inc.(a)	5,771	445,521
NCR Atleos Corp.(a)	6,263	124,822
NewtekOne, Inc.	2,325	25,087
NMI Holdings, Inc., Class A(a)	7,285	224,815
Ocwen Financial Corp.(a)	650	15,171
Pagseguro Digital Ltd., Class A(a)	18,062	224,872
Payoneer Global, Inc.(a)	21,252	104,985
Paysafe Ltd.(a)	2,757	39,204
Paysign, Inc.(a)	5,829	26,813
PennyMac Financial Services, Inc., Class A	2,353	201,511
Priority Technology Holdings, Inc.(a)	789	2,533
Radian Group, Inc.	13,294	397,092
Remitly Global, Inc.(a)(b)	12,155	216,724
Repay Holdings Corp.(a)	8,521	86,659
Security National Financial Corp., Class A(a)	1,775	11,679
Shift4 Payments, Inc., Class A(a)(b)	4,793	277,323
StoneCo Ltd., Class A(a)	26,665	415,974
Toast, Inc., Class A(a)(b)	33,709	796,544
UWM Holdings Corp., Class A	9,083	57,223
Velocity Financial, Inc.(a)	531	9,107
Voya Financial, Inc.	8,945	609,691
Walker & Dunlop, Inc.	2,851	261,237
Waterstone Financial, Inc.	2,085	23,644
Western Union Co.	23,600	317,184
WEX, Inc.(a)	3,906	825,181
		12,203,996
Food Products — 0.9%
Alico, Inc.	665	18,560
B&G Foods, Inc.	7,504	83,294
Benson Hill, Inc.(a)	15,385	2,823
Beyond Meat, Inc.(a)(b)	5,249	35,588
BRC, Inc.(a)(b)	2,634	10,273
Calavo Growers, Inc.	1,546	41,665
Cal-Maine Foods, Inc.	3,771	208,649
Darling Ingredients, Inc.(a)	14,632	619,958
Dole PLC	6,177	75,174
Flowers Foods, Inc.	17,060	425,476
Fresh Del Monte Produce, Inc.	3,251	83,128
Freshpet, Inc.(a)	4,015	425,871
Hain Celestial Group, Inc.(a)	7,546	46,333
Ingredion, Inc.	6,007	688,342
J & J Snack Foods Corp.	1,383	189,872
John B Sanfilippo & Son, Inc.	913	91,026
Lancaster Colony Corp.	1,729	329,911
Limoneira Co.	1,676	33,151
Mission Produce, Inc.(a)(b)	4,680	53,118
Pilgrim’s Pride Corp.(a)	3,535	127,331
Post Holdings, Inc.(a)	4,720	501,028
Seaboard Corp.	19	62,892
Seneca Foods Corp., Class A(a)	468	27,186
Simply Good Foods Co.(a)	8,004	291,746
SunOpta, Inc.(a)	8,146	53,356
TreeHouse Foods, Inc.(a)	4,681	175,772
Security	Shares	Value
Food Products (continued)
Utz Brands, Inc.	6,479	$ 116,816
Vital Farms, Inc.(a)	2,735	73,189
Westrock Coffee Co.(a)(b)	2,565	26,009
		4,917,537
Gas Utilities — 0.6%
Brookfield Infrastructure Corp., Class A	10,611	323,317
Chesapeake Utilities Corp.	1,982	209,834
National Fuel Gas Co.	8,046	427,243
New Jersey Resources Corp.	8,989	392,729
Northwest Natural Holding Co.	3,464	132,152
ONE Gas, Inc.	4,934	318,342
RGC Resources, Inc.	698	14,393
Southwest Gas Holdings, Inc.	5,715	426,453
Spire, Inc.	4,624	285,717
UGI Corp.	19,271	492,567
		3,022,747
Ground Transportation — 1.1%
ArcBest Corp.	2,144	237,791
Avis Budget Group, Inc.	1,797	171,524
Covenant Logistics Group, Inc., Class A	777	35,113
FTAI Infrastructure, Inc.	9,147	66,224
Heartland Express, Inc.	3,891	38,676
Hertz Global Holdings, Inc.(a)(b)	13,008	59,186
Knight-Swift Transportation Holdings, Inc.	14,255	659,009
Landstar System, Inc.	3,312	577,646
Lyft, Inc., Class A(a)	31,535	493,207
Marten Transport Ltd.	4,845	81,977
PAM Transportation Services, Inc.(a)	732	12,539
RXO, Inc.(a)	10,621	200,843
Ryder System, Inc.	3,986	485,694
Saia, Inc.(a)	2,426	962,710
Schneider National, Inc., Class B	5,127	106,026
U-Haul Holding Co.	9,343	572,913
U-Haul Holding Co.(a)	646	40,847
Universal Logistics Holdings, Inc.	635	28,372
Werner Enterprises, Inc.	5,760	196,992
XPO, Inc.(a)	10,454	1,123,387
		6,150,676
Health Care Equipment & Supplies — 2.1%
Accuray, Inc.(a)	8,603	18,324
Alphatec Holdings, Inc.(a)	8,614	108,709
AngioDynamics, Inc.(a)	3,024	17,509
Artivion, Inc.(a)	3,314	65,021
AtriCure, Inc.(a)	3,928	94,743
Atrion Corp.	113	47,832
Avanos Medical, Inc.(a)	3,896	70,440
Axogen, Inc.(a)	3,861	24,749
Axonics, Inc.(a)	4,429	294,839
Beyond Air, Inc.(a)(b)	2,919	3,153
Butterfly Network, Inc.(a)(b)	12,367	9,598
Cerus Corp.(a)	14,502	24,218
ClearPoint Neuro, Inc.(a)	2,678	14,542
CONMED Corp.	2,734	185,857
Cutera, Inc.(a)(b)	1,662	4,022
CVRx, Inc.(a)	1,038	16,099
DENTSPLY SIRONA, Inc.	19,454	583,815
Embecta Corp.	5,808	58,835
Enovis Corp.(a)(b)	4,735	261,514
Envista Holdings Corp.(a)	14,610	287,525
Glaukos Corp.(a)(b)	4,359	418,464
Globus Medical, Inc., Class A(a)	10,670	531,259

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Haemonetics Corp.(a)	4,633	$ 426,004
ICU Medical, Inc.(a)	1,892	185,265
Inari Medical, Inc.(a)(b)	4,785	178,672
Inmode Ltd.(a)	7,386	126,965
Inogen, Inc.(a)	2,259	15,361
Inspire Medical Systems, Inc.(a)	2,645	639,191
Integer Holdings Corp.(a)	2,955	329,867
Integra LifeSciences Holdings Corp.(a)	6,291	183,508
iRadimed Corp.	566	22,985
iRhythm Technologies, Inc.(a)	2,726	298,715
KORU Medical Systems, Inc.(a)(b)	3,733	8,101
Lantheus Holdings, Inc.(a)(b)	6,039	401,835
LeMaitre Vascular, Inc.	1,873	121,370
LivaNova PLC(a)	4,895	272,896
Masimo Corp.(a)	3,923	527,290
Merit Medical Systems, Inc.(a)	5,244	388,580
Neogen Corp.(a)(b)	19,412	239,350
Nevro Corp.(a)	2,986	31,592
Novocure Ltd.(a)	9,999	122,388
Omnicell, Inc.(a)	3,808	102,092
OraSure Technologies, Inc.(a)	6,323	33,449
Orchestra BioMed Holdings, Inc.(a)	1,935	8,533
Orthofix Medical, Inc.(a)	3,713	48,269
OrthoPediatrics Corp.(a)	1,544	45,749
Outset Medical, Inc.(a)	5,227	13,224
Paragon 28, Inc.(a)	3,871	35,691
Penumbra, Inc.(a)	3,314	651,102
PROCEPT BioRobotics Corp.(a)	3,720	197,086
Pulmonx Corp.(a)	3,091	23,523
Pulse Biosciences, Inc.(a)(b)	1,174	8,652
QuidelOrtho Corp.(a)	4,804	194,802
RxSight, Inc.(a)	2,526	131,680
Sanara Medtech, Inc.(a)(b)	346	11,017
Semler Scientific, Inc.(a)(b)	568	14,501
Shockwave Medical, Inc.(a)	3,293	1,087,316
SI-BONE, Inc.(a)	3,637	51,864
Sight Sciences, Inc.(a)	1,934	10,734
Silk Road Medical, Inc.(a)	3,760	73,094
STAAR Surgical Co.(a)	4,469	205,395
Surmodics, Inc.(a)	1,512	38,843
Tactile Systems Technology, Inc.(a)	2,279	31,382
Tandem Diabetes Care, Inc.(a)	6,167	226,267
Tela Bio, Inc.(a)	1,497	6,744
TransMedics Group, Inc.(a)	2,862	269,400
Treace Medical Concepts, Inc.(a)	4,034	41,833
UFP Technologies, Inc.(a)	667	137,362
Utah Medical Products, Inc.	250	16,550
Varex Imaging Corp.(a)	3,242	52,682
Vicarious Surgical, Inc.(a)	5,566	1,562
Zimvie, Inc.(a)	2,199	33,425
Zynex, Inc.(a)(b)	1,666	18,276
		11,483,101
Health Care Providers & Services — 2.3%
23andMe Holding Co., Class A(a)(b)	22,960	11,530
Acadia Healthcare Co., Inc.(a)	8,204	606,604
Accolade, Inc.(a)(b)	5,719	43,636
AdaptHealth Corp.(a)	9,395	92,541
Addus HomeCare Corp.(a)	1,475	141,821
Agiliti, Inc.(a)	3,988	40,478
agilon health, Inc.(a)(b)	27,201	149,605
AirSculpt Technologies, Inc.(a)(b)	1,598	8,805
Alignment Healthcare, Inc.(a)	7,112	36,627
Security	Shares	Value
Health Care Providers & Services (continued)
Amedisys, Inc.(a)	2,895	$ 266,485
AMN Healthcare Services, Inc.(a)(b)	3,438	206,211
Astrana Health, Inc.(a)	4,033	149,826
Aveanna Healthcare Holdings, Inc.(a)	8,881	19,982
BrightSpring Health Services, Inc.(a)(b)	5,053	54,017
Brookdale Senior Living, Inc.(a)(b)	15,806	107,323
CareMax,Inc.(a)	184	657
Castle Biosciences, Inc.(a)	2,094	44,162
Chemed Corp.	1,341	761,688
Community Health Systems, Inc.(a)	10,838	35,765
CorVel Corp.(a)	799	190,841
Cross Country Healthcare, Inc.(a)	3,385	59,576
DaVita, Inc.(a)	4,974	691,436
DocGo, Inc.(a)	6,550	22,139
Encompass Health Corp.	9,105	759,175
Enhabit, Inc.(a)	4,083	41,197
Ensign Group, Inc.	5,010	592,984
Fulgent Genetics, Inc.(a)	1,832	37,281
Guardant Health, Inc.(a)	10,471	188,478
HealthEquity, Inc.(a)	7,744	611,079
Henry Schein, Inc.(a)(b)	11,949	827,827
Hims & Hers Health, Inc., Class A(a)	11,395	142,779
InfuSystem Holdings, Inc.(a)	1,767	13,270
Innovage Holding Corp.(a)(b)	2,921	10,370
Joint Corp.(a)	1,125	13,432
LifeStance Health Group, Inc.(a)(b)	8,988	55,546
ModivCare, Inc.(a)	1,101	25,840
Nano-X Imaging Ltd.(a)(b)	4,692	42,040
National HealthCare Corp.	1,057	96,050
National Research Corp., Class A	1,346	46,100
NeoGenomics, Inc.(a)	11,865	165,161
OPKO Health, Inc.(a)(b)	31,584	38,532
Option Care Health, Inc.(a)	15,188	453,969
Owens & Minor, Inc.(a)	6,932	171,498
P3 Health Partners, Inc.(a)	3,386	1,819
Patterson Cos., Inc.	7,802	198,717
Pediatrix Medical Group, Inc.(a)	8,442	74,881
Pennant Group, Inc.(a)	2,390	49,975
PetIQ, Inc., Class A(a)	2,291	37,389
Premier, Inc., Class A	10,926	228,135
Privia Health Group, Inc.(a)	10,311	189,722
Progyny, Inc.(a)	7,092	227,370
Quipt Home Medical Corp.(a)	3,438	12,377
R1 RCM, Inc.(a)	14,503	178,242
RadNet, Inc.(a)	5,548	269,078
Select Medical Holdings Corp.	9,415	267,104
Surgery Partners, Inc.(a)(b)	7,003	174,725
Tenet Healthcare Corp.(a)	9,223	1,035,651
U.S. Physical Therapy, Inc.	1,408	142,926
Universal Health Services, Inc., Class B	5,377	916,402
Viemed Healthcare, Inc.(a)	2,808	22,998
		12,101,874
Health Care REITs — 0.5%
CareTrust REIT, Inc.	11,007	272,093
Community Healthcare Trust, Inc.	2,199	58,339
Diversified Healthcare Trust	21,017	49,600
Global Medical REIT, Inc.	5,068	41,102
Healthcare Realty Trust, Inc.	35,391	503,614
LTC Properties, Inc.	3,896	128,958
Medical Properties Trust, Inc.	55,769	256,537
National Health Investors, Inc.	3,838	242,024
Omega Healthcare Investors, Inc.	22,466	683,191
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care REITs (continued)
Sabra Health Care REIT, Inc.	20,800	$ 289,536
Universal Health Realty Income Trust	1,190	42,876
		2,567,870
Health Care Technology — 0.3%
American Well Corp., Class A(a)	16,887	8,621
Certara, Inc.(a)(b)	11,168	191,084
Definitive Healthcare Corp.(a)(b)	4,523	31,390
Doximity, Inc., Class A(a)(b)	10,723	260,462
Evolent Health, Inc., Class A(a)(b)	10,380	287,941
Health Catalyst, Inc.(a)	4,649	28,917
HealthStream, Inc.	2,051	52,854
Multiplan Corp., Class A(a)	42,815	27,821
OptimizeRx Corp.(a)	1,521	15,514
Phreesia, Inc.(a)	4,494	93,206
Schrodinger, Inc./United States(a)	5,208	126,971
Sharecare, Inc., Class A(a)	27,303	19,546
Simulations Plus, Inc.	1,317	59,726
Teladoc Health, Inc.(a)(b)	14,822	188,980
TruBridge, Inc.(a)	1,293	10,215
		1,403,248
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc.	19,182	283,126
Braemar Hotels & Resorts, Inc.	5,143	14,040
Chatham Lodging Trust	4,196	38,477
DiamondRock Hospitality Co.	19,709	175,410
Host Hotels & Resorts, Inc.	64,253	1,212,454
Park Hotels & Resorts, Inc.	19,150	308,890
Pebblebrook Hotel Trust(b)	10,990	159,685
RLJ Lodging Trust	13,109	144,199
Ryman Hospitality Properties, Inc.	5,355	564,845
Service Properties Trust	14,009	85,875
Summit Hotel Properties, Inc.	8,770	52,708
Sunstone Hotel Investors, Inc.	19,259	196,442
Xenia Hotels & Resorts, Inc.	9,088	126,051
		3,362,202
Hotels, Restaurants & Leisure — 2.7%
Accel Entertainment, Inc.(a)	4,633	49,759
Aramark	23,770	748,993
Bally’s Corp.(a)(b)	2,337	30,708
Biglari Holdings, Inc., Class B(a)	53	10,447
BJ’s Restaurants, Inc.(a)	1,911	62,280
Bloomin’ Brands, Inc.	7,947	204,953
Bowlero Corp., Class A(b)	1,337	15,710
Boyd Gaming Corp.	6,372	340,966
Brinker International, Inc.(a)(b)	4,079	218,634
Carrols Restaurant Group, Inc.	3,247	30,912
Cava Group, Inc.(a)	4,260	306,464
Century Casinos, Inc.(a)	1,954	5,803
Cheesecake Factory, Inc.	4,568	157,687
Choice Hotels International, Inc.	2,662	314,808
Churchill Downs, Inc.	6,497	838,113
Chuy’s Holdings, Inc.(a)(b)	1,543	45,457
Cracker Barrel Old Country Store, Inc.	1,877	109,223
Dave & Buster’s Entertainment, Inc.(a)	3,354	179,104
Denny’s Corp.(a)	4,696	37,662
Dine Brands Global, Inc.	1,302	57,418
El Pollo Loco Holdings, Inc.(a)	2,705	23,047
Empire Resorts, Inc.(c)	81	—
Everi Holdings, Inc.(a)	7,042	57,533
First Watch Restaurant Group, Inc.(a)(b)	1,718	43,843
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Full House Resorts, Inc.(a)	3,313	$ 16,896
Global Business Travel Group I, Class A(a)(b)	2,686	16,250
Golden Entertainment, Inc.	1,704	54,613
Hilton Grand Vacations, Inc.(a)	7,231	301,099
Hyatt Hotels Corp., Class A	4,029	599,475
Inspired Entertainment, Inc.(a)	2,141	18,199
International Game Technology PLC	9,776	192,978
Jack in the Box, Inc.	1,720	98,160
Krispy Kreme, Inc.(b)	7,416	93,812
Kura Sushi USA, Inc., Class A(a)(b)	525	57,792
Life Time Group Holdings, Inc.(a)(b)	4,406	60,186
Light & Wonder, Inc., Class A(a)	8,252	736,574
Lindblad Expeditions Holdings, Inc.(a)(b)	2,950	21,653
Marriott Vacations Worldwide Corp.	3,278	315,049
Monarch Casino & Resort, Inc.	1,230	83,357
Mondee Holdings, Inc., Class A(a)(b)	4,008	8,778
Nathan’s Famous, Inc.	181	11,694
Noodles & Co., Class A(a)	3,368	5,086
Norwegian Cruise Line Holdings Ltd.(a)(b)	38,309	724,806
ONE Group Hospitality, Inc.(a)	2,056	11,020
Papa John’s International, Inc.	2,975	183,528
Penn Entertainment, Inc.(a)(b)	13,457	222,579
Planet Fitness, Inc., Class A(a)	7,757	464,179
PlayAGS, Inc.(a)	3,517	31,090
Portillo’s, Inc., Class A(a)(b)	3,761	46,110
Potbelly Corp.(a)	2,295	23,386
RCI Hospitality Holdings, Inc.	737	37,410
Red Robin Gourmet Burgers, Inc.(a)(b)	1,528	11,536
Red Rock Resorts, Inc., Class A	4,314	229,160
Rush Street Interactive, Inc., Class A(a)	6,429	41,081
Sabre Corp.(a)	28,161	80,822
Shake Shack, Inc., Class A(a)	3,391	358,937
Six Flags Entertainment Corp.(a)(b)	6,745	159,047
Super Group SGHC Ltd.(a)	12,370	39,089
Sweetgreen, Inc., Class A(a)	8,985	201,893
Target Hospitality Corp.(a)	3,620	40,273
Texas Roadhouse, Inc.	6,125	984,778
Travel & Leisure Co.	6,535	284,534
United Parks & Resorts, Inc.(a)(b)	3,420	173,804
Vail Resorts, Inc.	3,452	653,705
Wendy’s Co.	15,389	307,626
Wingstop, Inc.	2,670	1,027,389
Wyndham Hotels & Resorts, Inc.	7,475	549,487
Wynn Resorts Ltd.	9,559	876,082
Xponential Fitness, Inc., Class A(a)	2,323	29,618
		14,374,144
Household Durables — 2.2%
Beazer Homes USA, Inc.(a)	3,032	84,987
Cavco Industries, Inc.(a)	778	283,355
Century Communities, Inc.	2,587	205,201
Cricut, Inc., Class A	6,622	35,229
Dream Finders Homes, Inc., Class A(a)	2,040	72,420
Ethan Allen Interiors, Inc.	2,152	60,772
GoPro, Inc., Class A(a)	11,108	19,217
Green Brick Partners, Inc.(a)	2,472	133,809
Helen of Troy Ltd.(a)(b)	2,139	198,307
Hooker Furnishings Corp.	1,306	22,202
Hovnanian Enterprises, Inc., Class A(a)	450	66,523
Installed Building Products, Inc.	2,157	508,470
iRobot Corp.(a)(b)	2,250	19,260
KB Home	6,249	404,685

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
Landsea Homes Corp.(a)	2,622	$ 30,284
La-Z-Boy, Inc.	4,101	134,677
Legacy Housing Corp.(a)	700	14,259
Leggett & Platt, Inc.	11,979	216,460
LGI Homes, Inc.(a)	1,914	172,126
Lovesac Co.(a)	1,199	26,594
M/I Homes, Inc.(a)	2,407	279,741
Meritage Homes Corp.	3,312	548,931
Mohawk Industries, Inc.(a)	4,832	557,226
Newell Brands, Inc.	34,751	275,923
PulteGroup, Inc.	19,581	2,181,715
Purple Innovation, Inc.	4,336	6,591
Skyline Champion Corp.(a)	4,931	369,776
Snap One Holdings Corp.(a)	2,384	25,223
Sonos, Inc.(a)	11,573	195,584
Taylor Morrison Home Corp., Class A(a)	9,390	525,934
Tempur Sealy International, Inc.	15,244	763,115
Toll Brothers, Inc.	9,629	1,146,910
TopBuild Corp.(a)	2,910	1,177,590
Traeger, Inc.(a)	3,244	6,975
Tri Pointe Homes, Inc.(a)	8,528	314,257
United Homes Group, Inc., Class A(a)(b)	1,384	9,245
Vizio Holding Corp., Class A(a)(b)	7,436	78,821
VOXX International Corp., Class A(a)	1,266	7,469
Whirlpool Corp.	4,843	459,407
Worthington Enterprises, Inc.	2,880	164,621
		11,803,891
Household Products — 0.2%
Central Garden & Pet Co.(a)	899	36,814
Central Garden & Pet Co., Class A(a)	4,760	168,647
Energizer Holdings, Inc.	6,582	189,035
Oil-Dri Corp. of America	420	29,085
Reynolds Consumer Products, Inc.	5,160	147,731
Spectrum Brands Holdings, Inc.	3,172	259,691
WD-40 Co.(b)	1,201	271,582
		1,102,585
Independent Power and Renewable Electricity Producers — 0.6%
Altus Power, Inc.(a)	5,233	19,205
Brookfield Renewable Corp., Class A	12,064	280,367
Clearway Energy, Inc., Class A	3,656	79,372
Clearway Energy, Inc., Class C	7,008	163,847
Montauk Renewables, Inc.(a)	5,648	20,333
Ormat Technologies, Inc.	4,996	318,895
Sunnova Energy International, Inc.(a)(b)	10,034	42,243
Vistra Corp.	32,570	2,470,109
		3,394,371
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A	2,300	46,805
Industrial REITs — 0.8%
Americold Realty Trust, Inc.	25,696	564,541
EastGroup Properties, Inc.	4,201	652,668
First Industrial Realty Trust, Inc.	12,179	553,170
Innovative Industrial Properties, Inc.	2,542	262,843
LXP Industrial Trust	26,686	222,828
Plymouth Industrial REIT, Inc.	4,007	83,666
Rexford Industrial Realty, Inc.	19,052	815,616
Security	Shares	Value
Industrial REITs (continued)
STAG Industrial, Inc.	16,899	$ 581,157
Terreno Realty Corp.	8,035	436,702
		4,173,191
Insurance — 3.3%
Ambac Financial Group, Inc.(a)	3,836	55,430
American Coastal Insurance Corp.(a)	1,906	19,956
American Equity Investment Life Holding Co.	7,642	428,793
American Financial Group, Inc.	6,714	857,713
AMERISAFE, Inc.	1,982	90,379
Assurant, Inc.	4,831	842,526
Assured Guaranty Ltd.	5,109	391,860
Axis Capital Holdings Ltd.	8,263	506,770
Brighthouse Financial, Inc.(a)	7,105	342,816
BRP Group, Inc., Class A(a)(b)	5,688	151,528
CNO Financial Group, Inc.	10,985	289,235
Crawford & Co., Class A	3,359	31,172
Donegal Group, Inc., Class A	3,400	45,696
eHealth, Inc.(a)	1,990	8,517
Employers Holdings, Inc.	1,304	55,537
Enstar Group Ltd.(a)	1,076	312,438
Everest Group Ltd.	3,923	1,437,426
F&G Annuities & Life, Inc.	1,745	65,996
Fidelis Insurance Holdings Ltd.	5,081	94,405
First American Financial Corp.	8,959	479,934
Genworth Financial, Inc., Class A(a)	33,819	200,547
Globe Life, Inc.	8,488	646,531
GoHealth, Inc., Class A(a)	784	7,895
Goosehead Insurance, Inc., Class A(a)	1,832	104,259
Greenlight Capital Re Ltd., Class A(a)	2,446	29,646
Hamilton Insurance Group Ltd., Class B(a)	1,417	19,243
Hanover Insurance Group, Inc.	3,379	438,662
HCI Group, Inc.	647	73,874
Hippo Holdings, Inc.(a)	588	12,577
Horace Mann Educators Corp.	2,801	103,245
Investors Title Co.	146	23,423
James River Group Holdings Ltd.	3,600	32,004
Kemper Corp.	5,447	317,615
Kingsway Financial Services, Inc.(a)	1,645	14,641
Kinsale Capital Group, Inc.	1,986	721,415
Lemonade, Inc.(a)(b)	4,905	84,513
Lincoln National Corp.	14,766	402,669
Maiden Holdings Ltd.(a)	9,593	19,953
MBIA, Inc.	4,394	27,638
Mercury General Corp.	2,725	142,409
National Western Life Group, Inc., Class A	234	114,384
NI Holdings, Inc.(a)(b)	788	11,718
Old Republic International Corp.	24,113	720,014
Oscar Health, Inc., Class A(a)	14,839	257,753
Palomar Holdings, Inc.(a)	2,337	183,852
Primerica, Inc.	3,454	731,764
ProAssurance Corp.	2,756	36,820
Reinsurance Group of America, Inc.	6,142	1,148,493
RenaissanceRe Holdings Ltd.	4,688	1,027,844
RLI Corp.	3,715	525,115
Ryan Specialty Holdings, Inc., Class A	8,829	435,623
Safety Insurance Group, Inc.	1,397	111,159
Selective Insurance Group, Inc.	5,632	572,493
Selectquote, Inc.(a)	12,310	18,588
SiriusPoint Ltd.(a)	7,103	83,673
Skyward Specialty Insurance Group, Inc.(a)	3,389	118,344
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Stewart Information Services Corp.	1,979	$ 122,718
Tiptree, Inc.	2,041	32,513
Trupanion, Inc.(a)(b)	4,027	90,608
United Fire Group, Inc.	1,943	42,921
Universal Insurance Holdings, Inc.	2,022	39,469
Unum Group	15,244	772,871
White Mountains Insurance Group Ltd.	223	396,525
		17,526,148
Interactive Media & Services — 0.4%
Bumble, Inc., Class A(a)	8,579	86,648
Cargurus, Inc.(a)	8,325	186,979
Cars.com, Inc.(a)	5,642	94,278
DHI Group, Inc.(a)	3,723	8,712
EverQuote, Inc., Class A(a)	1,762	35,539
fuboTV, Inc.(a)(b)	22,903	32,522
Grindr, Inc.(a)(b)	3,721	36,429
IAC, Inc.(a)	6,638	315,703
MediaAlpha, Inc., Class A(a)	2,009	40,682
Nextdoor Holdings, Inc.(a)	14,622	29,829
Outbrain, Inc.(a)	4,296	17,399
QuinStreet, Inc.(a)	4,821	87,212
Shutterstock, Inc.	2,408	102,846
System1, Inc., Class A(a)	3,286	5,619
TripAdvisor, Inc.(a)	9,910	260,930
TrueCar, Inc.(a)	10,955	28,921
Vimeo, Inc.(a)	13,908	49,930
Yelp, Inc.(a)	6,008	241,762
Ziff Davis, Inc.(a)	4,184	209,660
ZipRecruiter, Inc., Class A(a)	5,695	58,545
ZoomInfo Technologies, Inc., CLass A(a)	27,853	441,749
		2,371,894
IT Services — 0.6%
Amdocs Ltd.	10,643	893,906
Applied Digital Corp.(a)(b)	6,189	16,741
BigBear.ai Holdings, Inc.(a)	8,674	14,399
BigCommerce Holdings, Inc., Series 1(a)	5,498	31,119
Brightcove, Inc.(a)	2,788	4,963
Couchbase, Inc.(a)	3,209	77,465
DigitalOcean Holdings, Inc.(a)	5,379	176,754
DXC Technology Co.(a)	18,260	355,887
Fastly, Inc., Class A(a)(b)	11,522	145,753
Globant SA(a)	3,767	672,748
Grid Dynamics Holdings, Inc.(a)	4,796	46,857
Hackett Group, Inc.	2,311	50,126
Information Services Group, Inc.	3,455	11,643
Kyndryl Holdings, Inc.(a)	20,937	411,621
Perficient, Inc.(a)	3,139	148,349
Rackspace Technology, Inc.(a)	3,776	6,495
Squarespace, Inc., Class A(a)	4,973	173,359
Thoughtworks Holding, Inc.(a)	8,984	20,843
Tucows, Inc., Class A(a)(b)	808	14,277
Unisys Corp.(a)	6,488	35,230
		3,308,535
Leisure Products — 0.7%
Acushnet Holdings Corp.	2,844	173,427
AMMO, Inc.(a)	6,541	16,614
Brunswick Corp.	6,295	507,629
Clarus Corp.	1,641	10,388
Escalade, Inc.	1,074	13,382
Funko, Inc., Class A(a)(b)	3,070	18,696
Security	Shares	Value
Leisure Products (continued)
Hasbro, Inc.	11,962	$ 733,271
JAKKS Pacific, Inc.(a)	654	12,367
Johnson Outdoors, Inc., Class A	523	21,448
Latham Group, Inc.(a)	3,286	9,201
Malibu Boats, Inc., Class A(a)	1,710	58,174
Marine Products Corp.	440	4,730
MasterCraft Boat Holdings, Inc.(a)	1,528	30,912
Mattel, Inc.(a)	32,222	590,307
Peloton Interactive, Inc., Class A(a)(b)	28,664	89,145
Polaris, Inc.	4,938	420,520
Smith & Wesson Brands, Inc.	3,825	64,910
Solo Brands, Inc., Class A(a)	1,709	3,213
Sturm Ruger & Co., Inc.	1,584	73,228
Topgolf Callaway Brands Corp.(a)	13,214	211,688
Vista Outdoor, Inc.(a)	5,424	190,328
YETI Holdings, Inc.(a)(b)	7,713	275,509
		3,529,087
Life Sciences Tools & Services — 1.2%
10X Genomics, Inc., Class A(a)(b)	8,183	239,598
Adaptive Biotechnologies Corp.(a)	9,592	25,131
Akoya Biosciences, Inc.(a)	1,301	4,970
Azenta, Inc.(a)	5,296	277,828
BioLife Solutions, Inc.(a)	2,937	51,515
Bio-Techne Corp.	14,220	898,846
Bruker Corp.	9,510	741,875
Charles River Laboratories International, Inc.(a)	4,638	1,062,102
Codexis, Inc.(a)	4,539	13,209
CryoPort, Inc.(a)(b)	3,836	62,105
Cytek Biosciences, Inc.(a)	10,029	60,274
Harvard Bioscience, Inc.(a)	3,631	13,870
Maravai LifeSciences Holdings, Inc., Class A(a)	11,723	96,129
MaxCyte, Inc.(a)	7,255	26,336
Medpace Holdings, Inc.(a)	2,115	821,360
Mesa Laboratories, Inc.	475	50,388
Nautilus Biotechnology, Inc.(a)	3,652	9,276
OmniAb, Inc.(a)(b)	9,383	41,661
OmniAb, Inc., 12.50 Earnout Shares(c)	494	—
OmniAb, Inc., 15.00 Earnout Shares(c)	494	—
Pacific Biosciences of California, Inc.(a)	21,325	35,186
QIAGEN NV	20,275	858,241
Quanterix Corp.(a)	2,976	47,973
Quantum-Si, Inc.(a)(b)	8,727	14,050
Repligen Corp.(a)	5,073	832,987
Seer, Inc., Class A(a)	4,339	9,025
Sotera Health Co.(a)	11,676	130,771
		6,424,706
Machinery — 4.3%
374Water, Inc.(a)	5,305	7,904
3D Systems Corp.(a)	11,033	36,960
AGCO Corp.	5,770	658,876
Alamo Group, Inc.	897	174,359
Albany International Corp., Class A	2,808	223,938
Allison Transmission Holdings, Inc.	8,095	595,387
Astec Industries, Inc.	2,280	95,304
Atmus Filtration Technologies, Inc.(a)	7,641	231,446
Barnes Group, Inc.	4,600	159,712
Blue Bird Corp.(a)	2,409	79,389
Chart Industries, Inc.(a)(b)	3,893	560,826
Columbus McKinnon Corp./New York	2,358	97,315
Commercial Vehicle Group, Inc.(a)	3,178	19,100
Crane Co.	4,348	608,763

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Desktop Metal, Inc., Class A(a)(b)	37,292	$ 29,177
Donaldson Co., Inc.	10,958	791,168
Douglas Dynamics, Inc.	1,869	42,314
Energy Recovery, Inc.(a)	4,657	69,389
Enerpac Tool Group Corp.	5,101	181,749
Enpro, Inc.	1,876	281,644
Esab Corp.	5,154	545,705
ESCO Technologies, Inc.	2,298	233,132
Federal Signal Corp.	5,469	444,630
Flowserve Corp.	11,995	565,684
Franklin Electric Co., Inc.	4,215	405,778
Gates Industrial Corp. PLC(a)	15,349	270,449
Gencor Industries, Inc.(a)(b)	1,044	17,717
Gorman-Rupp Co.	2,064	68,463
Graco, Inc.	15,171	1,216,714
Greenbrier Cos., Inc.	2,918	144,120
Helios Technologies, Inc.	2,801	126,325
Hillenbrand, Inc.	6,286	299,968
Hillman Solutions Corp.(a)	18,160	173,610
Hyliion Holdings Corp.(a)(b)	11,844	15,279
Hyster-Yale Materials Handling, Inc., Class A	1,230	72,041
ITT, Inc.	7,550	976,517
John Bean Technologies Corp.	2,835	252,570
Kadant, Inc.(b)	1,035	283,373
Kennametal, Inc.	6,888	162,075
Lincoln Electric Holdings, Inc.	5,100	1,119,603
Lindsay Corp.	928	107,787
Luxfer Holdings PLC	2,124	20,454
Manitowoc Co., Inc.(a)	2,941	35,586
Mayville Engineering Co., Inc.(a)	1,163	16,003
Microvast Holdings, Inc.(a)(b)	13,682	5,362
Middleby Corp.(a)(b)	4,879	678,035
Miller Industries, Inc.	889	43,303
Mueller Industries, Inc.	10,169	567,634
Mueller Water Products, Inc., Class A	14,327	226,940
Nikola Corp.(a)(b)	75,428	46,811
Nordson Corp.	5,248	1,354,981
Omega Flex, Inc.	303	20,077
Oshkosh Corp.	6,003	673,957
Park-Ohio Holdings Corp.	887	22,645
Pentair PLC	14,993	1,185,796
Proto Labs, Inc.(a)	2,468	75,225
RBC Bearings, Inc.(a)(b)	2,623	641,455
REV Group, Inc.	2,927	63,984
Shyft Group, Inc.	3,287	35,763
Snap-on, Inc.	4,771	1,278,437
SPX Technologies, Inc.(a)	4,025	490,285
Standex International Corp.	1,100	190,168
Tennant Co.	1,699	197,899
Terex Corp.	6,149	344,651
Timken Co.	5,648	503,914
Titan International, Inc.(a)	4,442	48,951
Toro Co.	9,511	833,068
Trinity Industries, Inc.	7,482	194,682
Velo3D, Inc.(a)	11,124	2,943
Wabash National Corp.	4,478	103,487
Watts Water Technologies, Inc., Class A	2,479	491,982
		22,840,738
Marine Transportation — 0.2%
Costamare, Inc.	4,332	51,897
Genco Shipping & Trading Ltd.	4,279	91,314
Security	Shares	Value
Marine Transportation (continued)
Golden Ocean Group Ltd.	10,504	$ 148,001
Himalaya Shipping Ltd.	2,508	20,490
Kirby Corp.(a)	5,385	587,665
Matson, Inc.	3,056	329,376
Pangaea Logistics Solutions Ltd.	2,775	19,980
Safe Bulkers, Inc.	6,947	34,666
		1,283,389
Media — 1.0%
Advantage Solutions, Inc., Class A(a)	7,451	31,741
AMC Networks, Inc., Class A(a)	2,693	28,600
Boston Omaha Corp., Class A(a)	1,772	27,360
Cable One, Inc.	508	200,076
Cardlytics, Inc.(a)	3,678	45,056
Clear Channel Outdoor Holdings, Inc.(a)	32,025	44,515
EchoStar Corp., Class A(a)	11,485	183,645
Emerald Holding, Inc.(a)	1,074	6,176
Entravision Communications Corp., Class A	4,839	10,114
EW Scripps Co., Class A(a)	5,145	19,345
Gambling.com Group Ltd.(a)	2,414	20,881
Gannett Co., Inc.(a)(b)	16,811	40,683
Gray Television, Inc.	7,159	41,164
iHeartMedia, Inc., Class A(a)	10,087	21,183
Integral Ad Science Holding Corp.(a)	6,312	60,532
Interpublic Group of Cos., Inc.	35,034	1,066,435
John Wiley & Sons, Inc., Class A	3,230	121,351
Liberty Media Corp.-Liberty SiriusXM(a)	14,232	342,422
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	6,972	167,746
Magnite, Inc.(a)	12,769	112,750
New York Times Co., Class A	14,763	635,252
News Corp., Class A	34,789	827,978
News Corp., Class B	11,241	275,854
Nexstar Media Group, Inc., Class A	2,972	475,698
PubMatic, Inc., Class A(a)	3,832	85,990
Scholastic Corp.	2,205	78,542
Sinclair, Inc.	3,470	42,681
Stagwell, Inc.(a)(b)	6,738	40,091
TechTarget, Inc.(a)	2,158	59,345
TEGNA, Inc.	18,249	248,916
Thryv Holdings, Inc.(a)	2,425	55,799
Townsquare Media, Inc., Class A	1,221	14,738
Urban One, Inc., Class A(a)(b)	2,553	5,080
Urban One, Inc., Class D(a)	388	601
WideOpenWest, Inc.(a)	5,083	18,146
		5,456,486
Metals & Mining — 1.7%
5E Advanced Materials, Inc.(a)(b)	2,976	3,422
Alcoa Corp.	16,275	571,903
Alpha Metallurgical Resources, Inc.	1,025	335,298
Arch Resources, Inc.	1,614	256,271
ATI, Inc.(a)(b)	11,689	697,833
Caledonia Mining Corp. PLC	1,412	13,852
Carpenter Technology Corp.	4,390	376,223
Century Aluminum Co.(a)	5,668	98,340
Cleveland-Cliffs, Inc.(a)	45,289	765,384
Coeur Mining, Inc.(a)	32,267	145,847
Commercial Metals Co.	10,574	568,247
Compass Minerals International, Inc.	2,850	35,483
Constellium SE(a)	11,829	232,913
Contango ORE, Inc.(a)	1,287	26,860
Dakota Gold Corp.(a)	5,742	15,274
Haynes International, Inc.	1,001	60,210
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Hecla Mining Co.	56,366	$ 266,611
i-80 Gold Corp.(a)(b)	17,174	20,265
Ivanhoe Electric, Inc.(a)(b)	4,960	50,096
Kaiser Aluminum Corp.	1,370	123,971
Materion Corp.	1,879	215,972
MP Materials Corp., Class A(a)(b)	8,911	142,576
Novagold Resources, Inc.(a)	20,622	59,804
Olympic Steel, Inc.	817	51,937
Perpetua Resources Corp.(a)	3,812	20,814
Piedmont Lithium, Inc.(a)(b)	1,277	15,643
Radius Recycling, Inc., Class A	2,213	38,550
Ramaco Resources, Inc., Class A	2,784	43,653
Ramaco Resources, Inc., Class B	367	4,077
Reliance, Inc.	5,253	1,495,634
Royal Gold, Inc.	6,018	722,942
Ryerson Holding Corp.	2,661	75,972
SSR Mining, Inc.	19,133	102,553
SunCoke Energy, Inc.	7,267	74,923
TimkenSteel Corp.(a)	3,662	75,291
Tredegar Corp.	2,462	15,708
U.S. Steel Corp.	20,236	738,614
Warrior Met Coal, Inc.	4,658	318,374
Worthington Steel, Inc.	2,988	92,001
		8,969,341
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
AFC Gamma, Inc.	1,189	14,268
AGNC Investment Corp.	63,429	580,375
Angel Oak Mortgage REIT, Inc.	2,355	24,798
Annaly Capital Management, Inc.	46,180	865,413
Apollo Commercial Real Estate Finance, Inc.	12,288	118,333
Arbor Realty Trust, Inc.(b)	15,209	195,132
Ares Commercial Real Estate Corp.	4,447	30,195
ARMOUR Residential REIT, Inc.	4,049	73,570
Blackstone Mortgage Trust, Inc., Class A	16,080	283,651
BrightSpire Capital, Inc.	10,998	69,177
Chicago Atlantic Real Estate Finance, Inc.	2,048	32,236
Chimera Investment Corp.	18,974	78,173
Claros Mortgage Trust, Inc.	7,823	68,060
Dynex Capital, Inc.	5,088	59,377
Ellington Financial, Inc.	6,783	77,598
Franklin BSP Realty Trust, Inc.	6,896	86,131
Granite Point Mortgage Trust, Inc.	3,724	15,976
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,906	247,749
Invesco Mortgage Capital, Inc.	3,464	29,617
KKR Real Estate Finance Trust, Inc.	6,485	61,024
Ladder Capital Corp.	9,613	103,148
MFA Financial, Inc.	8,420	89,168
New York Mortgage Trust, Inc.	7,546	51,690
Nexpoint Real Estate Finance, Inc.	971	12,584
Orchid Island Capital, Inc.	3,741	31,163
PennyMac Mortgage Investment Trust	8,437	116,853
Ready Capital Corp.	13,802	117,593
Redwood Trust, Inc.	13,080	72,332
Rithm Capital Corp.	44,241	491,960
Starwood Property Trust, Inc.	27,751	526,437
TPG RE Finance Trust, Inc.	6,458	47,337
Two Harbors Investment Corp.	9,426	119,050
		4,790,168
Multi-Utilities — 0.4%
Avista Corp.	7,027	252,831
Black Hills Corp.	6,303	346,035
Security	Shares	Value
Multi-Utilities (continued)
NiSource, Inc.	37,797	$ 1,053,024
Northwestern Energy Group, Inc.	5,542	279,539
Unitil Corp.	1,373	69,941
		2,001,370
Office REITs — 0.7%
Boston Properties, Inc.	14,307	885,460
Brandywine Realty Trust	13,623	61,848
City Office REIT, Inc.	3,573	16,650
COPT Defense Properties	10,062	241,186
Cousins Properties, Inc.	13,711	314,530
Douglas Emmett, Inc.	13,755	188,581
Easterly Government Properties, Inc.	9,074	106,075
Equity Commonwealth(a)	8,858	165,822
Highwoods Properties, Inc.	9,698	254,088
Hudson Pacific Properties, Inc.	12,119	70,290
JBG SMITH Properties	8,647	129,792
Kilroy Realty Corp.	10,868	367,338
Office Properties Income Trust	5,013	10,126
Orion Office REIT, Inc.	4,549	14,193
Paramount Group, Inc.	16,731	77,632
Peakstone Realty Trust	3,681	51,424
Piedmont Office Realty Trust, Inc., Class A	10,807	74,460
Postal Realty Trust, Inc., Class A	1,528	21,163
SL Green Realty Corp.	5,384	268,285
Vornado Realty Trust	16,298	424,237
		3,743,180
Oil, Gas & Consumable Fuels — 3.9%
Amplify Energy Corp.(a)	3,118	22,013
Antero Midstream Corp.	31,436	435,074
Antero Resources Corp.(a)	25,643	872,118
APA Corp.	33,336	1,048,084
Ardmore Shipping Corp.	3,942	66,028
Berry Corp.	6,916	58,717
California Resources Corp.	6,265	331,168
Centrus Energy Corp., Class A(a)	1,183	50,786
Chesapeake Energy Corp.	11,333	1,018,610
Chord Energy Corp.	3,785	669,869
Civitas Resources, Inc.	7,373	530,561
Clean Energy Fuels Corp.(a)	14,230	33,014
CNX Resources Corp.(a)(b)	14,049	330,432
Comstock Resources, Inc.	7,637	76,828
CONSOL Energy, Inc.	2,802	231,894
Crescent Energy Co., Class A	7,579	80,641
CVR Energy, Inc.	2,747	83,454
Delek U.S. Holdings, Inc.	6,389	174,611
DHT Holdings, Inc.	11,574	132,175
Dorian LPG Ltd.	3,340	138,009
DT Midstream, Inc.(a)	8,865	551,403
Empire Petroleum Corp.(a)(b)	1,251	6,480
Encore Energy Corp.(a)(b)	16,124	71,107
Energy Fuels, Inc./Canada(a)(b)	13,272	68,749
EQT Corp.	32,724	1,311,905
Equitrans Midstream Corp.	39,878	539,549
Evolution Petroleum Corp.	2,595	14,013
Excelerate Energy, Inc., Class A	1,901	32,051
FLEX LNG Ltd.(a)	2,999	78,004
FutureFuel Corp.	3,064	16,607
Gevo, Inc.(a)(b)	16,862	11,109
Golar LNG Ltd.	9,242	226,614
Granite Ridge Resources, Inc.	4,976	32,444
Green Plains, Inc.(a)(b)	2,466	50,972
Gulfport Energy Corp.(a)	956	151,727

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Hallador Energy Co.(a)(b)	1,901	$ 9,714
HF Sinclair Corp.	14,847	805,450
HighPeak Energy, Inc.(b)	1,664	23,645
International Seaways, Inc.	3,743	206,950
Kinetik Holdings, Inc.	3,437	131,775
Kosmos Energy Ltd.(a)	41,631	236,048
Magnolia Oil & Gas Corp., Class A	16,184	405,733
Matador Resources Co.	10,269	639,759
Murphy Oil Corp.	13,241	591,078
NACCO Industries, Inc., Class A	484	13,329
New Fortress Energy, Inc., Class A	6,011	157,488
NextDecade Corp.(a)(b)	7,261	46,616
Nordic American Tankers Ltd.	17,332	67,595
Northern Oil and Gas, Inc.	7,977	325,382
Overseas Shipholding Group, Inc., Class A	4,794	29,148
Ovintiv, Inc.	23,456	1,203,762
Par Pacific Holdings, Inc.(a)	4,910	151,228
PBF Energy, Inc., Class A	10,111	538,613
Peabody Energy Corp.	10,460	229,492
Permian Resources Corp.	41,334	692,344
PrimeEnergy Resources Corp.(a)	24	2,459
Range Resources Corp.	21,567	774,471
REX American Resources Corp.(a)	1,596	88,307
Riley Exploration Permian, Inc.	901	23,363
Ring Energy, Inc.(a)	7,446	14,147
SandRidge Energy, Inc.	1,535	21,029
Scorpio Tankers, Inc.	4,276	300,859
SFL Corp. Ltd.	10,856	144,710
SilverBow Resources, Inc.(a)	2,163	66,447
Sitio Royalties Corp., Class A	7,665	178,135
SM Energy Co.	10,542	511,182
Southwestern Energy Co.(a)	99,021	741,667
Talos Energy, Inc.(a)	12,764	168,230
Teekay Corp.(a)	5,790	42,383
Teekay Tankers Ltd., Class A	2,317	135,012
Tellurian, Inc.(a)(b)	42,448	18,257
Texas Pacific Land Corp.	1,702	980,863
Uranium Energy Corp.(a)(b)	34,070	229,972
VAALCO Energy, Inc.	9,062	57,997
Vertex Energy, Inc.(a)	7,152	9,298
Vital Energy, Inc.(a)	2,093	110,971
Vitesse Energy, Inc.	2,778	61,644
W&T Offshore, Inc.	9,251	20,815
World Kinect Corp.	5,355	125,842
		20,880,029
Paper & Forest Products — 0.1%
Clearwater Paper Corp.(a)	1,527	68,776
Glatfelter Corp.(a)	3,535	5,055
Louisiana-Pacific Corp.	5,929	433,944
Sylvamo Corp.	3,355	209,687
		717,462
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)	11,488	494,214
Allegiant Travel Co.	1,520	82,931
American Airlines Group, Inc.(a)	59,354	801,873
Blade Air Mobility, Inc., Class A(a)	4,942	15,765
Frontier Group Holdings, Inc.(a)(b)	3,328	20,101
Hawaiian Holdings, Inc.(a)(b)	4,283	54,394
JetBlue Airways Corp.(a)	30,843	175,188
Joby Aviation, Inc.(a)(b)	26,696	134,815
SkyWest, Inc.(a)	3,672	268,166
Security	Shares	Value
Passenger Airlines (continued)
Spirit Airlines, Inc.(b)	11,508	$ 40,623
Sun Country Airlines Holdings, Inc.(a)	3,548	47,224
		2,135,294
Personal Care Products — 0.5%
Beauty Health Co., Class A(a)(b)	7,546	24,374
BellRing Brands, Inc.(a)	12,012	662,702
Coty, Inc., Class A(a)	33,623	384,647
Edgewell Personal Care Co.	4,694	176,588
elf Beauty, Inc.(a)	4,891	794,934
Herbalife Ltd.(a)	10,108	87,434
Inter Parfums, Inc.	1,658	192,958
Medifast, Inc.	907	24,970
Nature’s Sunshine Products, Inc.(a)	822	15,988
Nu Skin Enterprises, Inc., Class A	4,256	50,051
Olaplex Holdings, Inc.(a)	11,336	15,757
USANA Health Sciences, Inc.(a)	1,062	44,094
Waldencast PLC, Class A(a)(b)	4,217	20,537
		2,495,034
Pharmaceuticals — 1.2%
Aclaris Therapeutics, Inc.(a)(b)	7,259	8,783
Amneal Pharmaceuticals, Inc.(a)	12,791	77,386
Amphastar Pharmaceuticals, Inc.(a)(b)	3,257	134,351
Amylyx Pharmaceuticals, Inc.(a)(b)	4,152	7,515
ANI Pharmaceuticals, Inc.(a)	1,370	90,420
Arvinas, Inc.(a)	4,538	144,172
Assertio Holdings, Inc.(a)	9,708	8,593
Atea Pharmaceuticals, Inc.(a)	6,727	24,890
Axsome Therapeutics, Inc.(a)(b)	3,191	235,368
Biote Corp., Class A(a)	2,285	12,590
Cara Therapeutics, Inc.(a)	4,328	3,254
Cassava Sciences, Inc.(a)(b)	3,621	80,205
Catalent, Inc.(a)	16,347	912,980
Citius Pharmaceuticals, Inc.(a)(b)	11,887	8,871
Collegium Pharmaceutical, Inc.(a)	3,356	123,937
Corcept Therapeutics, Inc.(a)	7,453	173,804
CorMedix, Inc.(a)	4,098	21,535
Edgewise Therapeutics, Inc.(a)	5,129	92,014
Elanco Animal Health, Inc.(a)	45,009	592,319
Enliven Therapeutics, Inc.(a)(b)	2,085	36,258
Evolus, Inc.(a)	3,407	40,100
Eyenovia, Inc.(a)(b)	1,664	1,250
EyePoint Pharmaceuticals, Inc.(a)	3,339	58,766
Harmony Biosciences Holdings, Inc.(a)	2,723	84,168
Harrow, Inc.(a)(b)	3,192	32,527
Ikena Oncology, Inc.(a)	2,181	2,879
Innoviva, Inc.(a)(b)	5,483	82,848
Intra-Cellular Therapies, Inc.(a)	9,091	652,825
Jazz Pharmaceuticals PLC(a)	5,587	618,760
Ligand Pharmaceuticals, Inc.(a)	1,499	104,765
Liquidia Corp.(a)(b)	4,765	61,230
Longboard Pharmaceuticals, Inc.(a)	1,665	35,465
Marinus Pharmaceuticals, Inc.(a)	4,463	6,293
Neumora Therapeutics, Inc.(a)	1,280	11,635
Nuvation Bio, Inc.(a)	11,978	35,814
Ocular Therapeutix, Inc.(a)(b)	10,097	47,860
Omeros Corp.(a)(b)	5,484	17,275
Optinose, Inc.(a)	12,558	10,310
Organon & Co.	22,864	425,499
Pacira BioSciences, Inc.(a)	3,823	100,354
Perrigo Co. PLC	12,523	409,001
Phathom Pharmaceuticals, Inc.(a)(b)	2,230	20,137
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Phibro Animal Health Corp., Class A	1,994	$ 33,300
Pliant Therapeutics, Inc.(a)(b)	4,820	56,972
Prestige Consumer Healthcare, Inc.(a)	4,423	317,395
Revance Therapeutics, Inc.(a)	8,259	29,815
Scilex Holding Co., (Acquired 01/06/23, Cost: $50,126)(d)	4,783	3,907
scPharmaceuticals, Inc.(a)	2,577	11,519
SIGA Technologies, Inc.	4,478	39,317
Supernus Pharmaceuticals, Inc.(a)(b)	4,654	140,085
Taro Pharmaceutical Industries Ltd.(a)	732	31,095
Tarsus Pharmaceuticals, Inc.(a)	2,757	86,653
Terns Pharmaceuticals, Inc.(a)	3,857	19,478
Theravance Biopharma, Inc.(a)	4,107	34,663
Third Harmonic Bio, Inc.(a)(b)	1,478	16,465
Trevi Therapeutics, Inc.(a)	5,359	15,702
Ventyx Biosciences, Inc.(a)	4,644	17,369
Verrica Pharmaceuticals, Inc.(a)(b)	2,416	16,828
WaVe Life Sciences Ltd.(a)	5,473	26,982
Xeris Biopharma Holdings, Inc.(a)(b)	13,971	24,449
Zevra Therapeutics, Inc.(a)(b)	3,233	14,807
		6,585,807
Professional Services — 2.6%
Alight, Inc., Class A(a)	37,042	334,119
ASGN, Inc.(a)	4,196	404,704
Asure Software, Inc.(a)	2,252	16,642
Barrett Business Services, Inc.	564	68,526
BlackSky Technology, Inc., Class A(a)(b)	12,150	14,702
Booz Allen Hamilton Holding Corp., Class A	11,736	1,733,055
CACI International, Inc., Class A(a)	2,033	817,734
CBIZ, Inc.(a)	4,253	302,729
Clarivate PLC(a)(b)	41,900	283,244
Concentrix Corp.	4,190	229,067
Conduent, Inc.(a)	14,776	46,544
CRA International, Inc.	643	93,293
CSG Systems International, Inc.	3,004	141,909
Dayforce, Inc.(a)(b)	13,758	844,328
Dun & Bradstreet Holdings, Inc.	24,499	222,941
ExlService Holdings, Inc.(a)	14,709	426,561
Exponent, Inc.	4,681	430,231
First Advantage Corp.	5,215	85,005
FiscalNote Holdings, Inc., Class A(a)	6,358	8,647
Forrester Research, Inc.(a)	977	17,772
Franklin Covey Co.(a)(b)	1,083	42,172
FTI Consulting, Inc.(a)	3,056	653,464
Genpact Ltd.	15,991	491,563
Heidrick & Struggles International, Inc.	1,687	49,733
HireQuest, Inc.	514	6,589
HireRight Holdings Corp.(a)	1,087	15,544
Huron Consulting Group, Inc.(a)	1,752	163,356
IBEX Holdings Ltd.(a)	872	11,423
ICF International, Inc.	1,702	245,582
Innodata, Inc.(a)	2,217	12,947
Insperity, Inc.	3,150	324,230
KBR, Inc.	12,232	794,346
Kelly Services, Inc., Class A	2,917	66,916
Kforce, Inc.	1,615	99,742
Korn Ferry	4,704	285,627
Legalzoom.com, Inc.(a)	12,206	145,862
ManpowerGroup, Inc.	4,484	338,318
Maximus, Inc.	5,535	444,350
Mistras Group, Inc.(a)	1,891	16,546
Security	Shares	Value
Professional Services (continued)
NV5 Global, Inc.(a)	1,173	$ 109,371
Parsons Corp.(a)	3,720	292,057
Paycor HCM, Inc.(a)	5,510	95,709
Paylocity Holding Corp.(a)	3,883	602,486
Planet Labs PBC, Class A(a)(b)	17,056	28,825
Resources Connection, Inc.	2,762	30,520
Robert Half, Inc.	9,463	654,272
Science Applications International Corp.	4,773	614,285
Skillsoft Corp.(a)	349	2,509
Sterling Check Corp.(a)	3,088	46,721
TriNet Group, Inc.	2,847	285,753
TrueBlue, Inc.(a)(b)	2,952	30,760
TTEC Holdings, Inc.	1,571	11,437
Upwork, Inc.(a)	11,706	136,960
Verra Mobility Corp., Class A(a)	12,548	295,882
Willdan Group, Inc.(a)	1,011	28,500
		13,996,110
Real Estate Management & Development — 0.6%
Alexander & Baldwin, Inc.	6,083	100,187
American Realty Investors, Inc.(a)	667	9,191
Anywhere Real Estate, Inc.(a)	9,173	44,581
Compass, Inc., Class A(a)	28,348	89,296
Cushman & Wakefield PLC(a)	13,512	130,391
DigitalBridge Group, Inc.	14,509	238,528
Douglas Elliman, Inc.	8,342	11,345
eXp World Holdings, Inc.	6,088	60,637
Forestar Group, Inc.(a)	1,988	61,608
FRP Holdings, Inc.(a)	1,340	40,615
Howard Hughes Holdings, Inc.(a)	3,041	198,152
Jones Lang LaSalle, Inc.(a)	4,330	782,431
Kennedy-Wilson Holdings, Inc.	11,797	101,336
Marcus & Millichap, Inc.	1,916	60,680
Maui Land & Pineapple Co., Inc.(a)	1,085	21,136
Newmark Group, Inc., Class A	11,785	112,782
Opendoor Technologies, Inc.(a)	52,013	103,506
RE/MAX Holdings, Inc., Class A	1,639	11,506
Redfin Corp.(a)	11,073	62,120
RMR Group, Inc., Class A	1,457	34,560
St. Joe Co.	3,190	182,468
Star Holdings(a)	1,012	12,033
Stratus Properties, Inc.(a)	583	13,222
Tejon Ranch Co.(a)	2,103	35,288
Zillow Group, Inc., Class A(a)	4,854	203,868
Zillow Group, Inc., Class C(a)	14,195	604,281
		3,325,748
Residential REITs — 0.8%
American Homes 4 Rent, Class A	30,429	1,089,358
Apartment Income REIT Corp.	13,867	532,216
Apartment Investment and Management Co., Class A(a)	13,917	111,336
BRT Apartments Corp.	862	15,464
Camden Property Trust	9,485	945,465
Centerspace	1,383	93,007
Clipper Realty, Inc.	722	3,032
Elme Communities	7,328	111,093
Equity LifeStyle Properties, Inc.	16,248	979,592
Independence Realty Trust, Inc.	20,069	316,488
NexPoint Residential Trust, Inc.	1,864	63,823
UMH Properties, Inc.	4,823	76,782
Veris Residential, Inc.	7,637	110,049
		4,447,705

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs — 1.4%
Acadia Realty Trust	8,551	$ 147,761
Agree Realty Corp.	9,003	515,152
Alexander’s, Inc.	187	39,562
Brixmor Property Group, Inc.	27,808	614,557
CBL & Associates Properties, Inc.	3,013	65,533
Federal Realty Investment Trust	7,434	774,400
Getty Realty Corp.	3,969	107,560
InvenTrust Properties Corp.	6,354	161,010
Kimco Realty Corp.	59,520	1,108,858
Kite Realty Group Trust	19,947	434,845
Macerich Co.	19,308	265,678
NETSTREIT Corp.	6,640	111,884
NNN REIT, Inc.	16,714	677,418
Phillips Edison & Co., Inc.	10,820	353,814
Regency Centers Corp.	16,609	983,585
Retail Opportunity Investments Corp.	11,754	144,222
Saul Centers, Inc.	822	29,929
SITE Centers Corp.	17,366	234,267
Tanger, Inc.	9,214	261,217
Urban Edge Properties	10,661	178,358
Whitestone REIT	3,929	45,183
		7,254,793
Semiconductors & Semiconductor Equipment — 2.4%
ACM Research, Inc., Class A(a)	4,644	118,515
Aehr Test Systems(a)(b)	3,004	35,988
Allegro MicroSystems, Inc.(a)	7,095	210,650
Alpha & Omega Semiconductor Ltd.(a)	2,314	50,607
Ambarella, Inc.(a)	3,542	162,826
Amkor Technology, Inc.	10,052	325,182
Atomera, Inc.(a)(b)	1,787	8,292
Axcelis Technologies, Inc.(a)	2,876	297,723
CEVA, Inc.(a)	1,900	38,513
Cirrus Logic, Inc.(a)	4,894	433,462
Cohu, Inc.(a)	3,963	120,158
Credo Technology Group Holding Ltd.(a)	11,272	201,431
Diodes, Inc.(a)	4,063	296,640
Entegris, Inc.	13,647	1,813,959
FormFactor, Inc.(a)(b)	6,885	307,002
Ichor Holdings Ltd.(a)	2,461	95,438
Impinj, Inc.(a)	2,130	339,479
indie Semiconductor, Inc., Class A(a)(b)	12,725	71,514
inTEST Corp.(a)	985	11,101
Kulicke & Soffa Industries, Inc.	4,984	230,659
Lattice Semiconductor Corp.(a)(b)	12,335	846,181
MACOM Technology Solutions Holdings, Inc., Class H(a)	5,022	511,993
Maxeon Solar Technologies Ltd.(a)(b)	4,776	9,313
MaxLinear, Inc.(a)	7,188	149,438
MKS Instruments, Inc.	6,064	721,495
Navitas Semiconductor Corp.(a)	9,212	39,888
NVE Corp.	444	36,142
Onto Innovation, Inc.(a)(b)	4,438	823,205
PDF Solutions, Inc.(a)	2,551	76,734
Photronics, Inc.(a)	5,749	157,580
Power Integrations, Inc.	5,198	346,811
Qorvo, Inc.(a)	8,945	1,045,134
Rambus, Inc.(a)	9,732	533,508
Semtech Corp.(a)	5,920	222,710
Silicon Laboratories, Inc.(a)	2,936	356,695
SiTime Corp.(a)(b)	1,611	143,572
SkyWater Technology, Inc.(a)	2,656	27,251
SMART Global Holdings, Inc.(a)	4,463	81,539
Synaptics, Inc.(a)	3,489	313,870
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Transphorm, Inc.(a)	4,892	$ 23,482
Ultra Clean Holdings, Inc.(a)	4,173	174,557
Universal Display Corp.	4,260	672,995
Veeco Instruments, Inc.(a)	4,781	168,960
Wolfspeed, Inc.(a)	11,174	302,033
		12,954,225
Software — 5.8%
8x8, Inc.(a)(b)	10,183	22,504
A10 Networks, Inc.	6,638	86,692
ACI Worldwide, Inc.(a)	9,726	331,657
Adeia, Inc.	10,284	101,195
Agilysys, Inc.(a)	1,879	156,051
Alarm.com Holdings, Inc.(a)	4,315	286,947
Alkami Technology, Inc.(a)	3,430	82,560
Altair Engineering, Inc., Class A(a)(b)	4,990	401,445
American Software, Inc., Class A	2,858	28,894
Amplitude, Inc., Class A(a)	5,374	52,611
Appfolio, Inc., Class A(a)	1,772	401,854
Appian Corp., Class A(a)	3,488	130,591
AppLovin Corp., Class A(a)(b)	18,771	1,324,669
Asana, Inc., Class A(a)(b)	6,884	102,365
Aspen Technology, Inc.(a)	2,530	498,081
Aurora Innovation, Inc.(a)(b)	35,425	98,304
AvePoint, Inc., Class A(a)	12,680	98,524
Bentley Systems, Inc., Class B	17,774	933,668
Bill Holdings, Inc.(a)	9,452	589,427
Bit Digital, Inc.(a)(b)	6,989	14,223
Blackbaud, Inc.(a)	3,898	303,732
Blackline, Inc.(a)	5,074	294,546
Box, Inc., Class A(a)	12,513	325,588
Braze, Inc., Class A(a)	4,725	197,977
C3.ai, Inc., Class A(a)(b)	7,496	168,885
CCC Intelligent Solutions Holdings, Inc.(a)	30,716	344,634
Cerence, Inc.(a)(b)	4,156	37,861
Cipher Mining, Inc.(a)	3,274	12,179
Cleanspark, Inc.(a)(b)	17,114	280,327
Clear Secure, Inc., Class A	7,837	136,912
CommVault Systems, Inc.(a)	3,912	400,863
Confluent, Inc., Class A(a)	17,789	500,227
Consensus Cloud Solutions, Inc.(a)	2,334	27,168
CoreCard Corp.(a)	736	8,817
CS Disco, Inc.(a)	1,938	14,632
Daily Journal Corp.(a)	101	33,855
Digimarc Corp.(a)(b)	1,204	25,453
Digital Turbine, Inc.(a)	7,798	14,894
Dolby Laboratories, Inc., Class A	5,248	407,560
Domo, Inc., Class B(a)	2,863	21,558
DoubleVerify Holdings, Inc.(a)(b)	12,668	371,172
Dropbox, Inc., Class A(a)	23,333	540,392
Dynatrace, Inc.(a)	23,699	1,073,802
E2open Parent Holdings, Inc., Class A(a)	17,484	84,797
eGain Corp.(a)	1,349	8,377
Elastic NV(a)	7,238	739,868
Enfusion, Inc., Class A(a)	2,820	26,254
Envestnet, Inc.(a)	4,233	262,742
Everbridge, Inc.(a)	3,915	136,046
EverCommerce, Inc.(a)	2,329	20,961
Expensify, Inc., Class A(a)	5,465	8,744
Five9, Inc.(a)	6,593	379,559
Freshworks, Inc., Class A(a)	14,461	258,129
Gen Digital, Inc.	50,481	1,016,687
Gitlab, Inc., Class A(a)	8,257	433,245
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Guidewire Software, Inc.(a)	7,452	$ 822,701
HashiCorp, Inc., Class A(a)	8,991	291,848
Informatica, Inc., Class A(a)(b)	4,045	125,274
Instructure Holdings, Inc.(a)(b)	1,538	29,422
Intapp, Inc.(a)	3,612	111,683
InterDigital, Inc.	2,385	235,471
Jamf Holding Corp.(a)	6,689	130,235
Kaltura, Inc.(a)	8,322	10,236
LivePerson, Inc.(a)(b)	5,836	2,923
LiveRamp Holdings, Inc.(a)	5,965	191,536
Manhattan Associates, Inc.(a)	5,631	1,160,324
Marathon Digital Holdings, Inc.(a)(b)	19,913	319,803
Matterport, Inc.(a)	24,608	113,197
MeridianLink, Inc.(a)	2,528	42,167
MicroStrategy, Inc., Class A(a)(b)	1,346	1,433,530
Mitek Systems, Inc.(a)	3,619	45,708
Model N, Inc.(a)	3,214	95,295
N-able, Inc.(a)	5,701	69,894
nCino, Inc.(a)	6,469	188,636
NCR Voyix Corp.(a)	12,134	148,642
NextNav, Inc.(a)(b)	5,645	51,426
Nutanix, Inc., Class A(a)	22,224	1,348,997
Olo, Inc., Class A(a)	9,917	47,602
ON24, Inc.	1,990	13,114
OneSpan, Inc.(a)	3,402	36,810
PagerDuty, Inc.(a)	8,333	166,327
Pegasystems, Inc.	3,897	231,560
PowerSchool Holdings, Inc., Class A(a)	4,761	82,461
Procore Technologies, Inc.(a)	7,235	495,019
Progress Software Corp.	4,134	205,956
PROS Holdings, Inc.(a)(b)	4,244	138,991
PTC, Inc.(a)	10,470	1,857,797
Q2 Holdings, Inc.(a)(b)	5,171	265,738
Qualys, Inc.(a)	3,320	544,181
Rapid7, Inc.(a)	5,413	242,502
Red Violet, Inc.(a)	922	15,471
Rimini Street, Inc.(a)	5,015	13,340
RingCentral, Inc., Class A(a)	7,808	231,273
Riot Platforms, Inc.(a)(b)	17,494	176,864
Sapiens International Corp. NV	3,222	99,238
SEMrush Holdings, Inc., Class A(a)	3,194	39,095
SentinelOne, Inc., Class A(a)	21,598	456,366
Smartsheet, Inc., Class A(a)	11,663	441,211
SolarWinds Corp.	4,532	49,943
SoundHound AI, Inc., Class A(a)(b)	13,148	55,748
SoundThinking, Inc.(a)	960	12,826
Sprinklr, Inc., Class A(a)(b)	9,827	114,878
Sprout Social, Inc., Class A(a)(b)	4,429	223,443
SPS Commerce, Inc.(a)	3,341	580,900
Tenable Holdings, Inc.(a)	10,408	468,048
Teradata Corp.(a)	8,798	326,406
Terawulf, Inc.(a)(b)	14,053	30,495
UiPath, Inc., Class A(a)	34,767	659,530
Varonis Systems, Inc.(a)	9,917	433,869
Verint Systems, Inc.(a)	5,306	160,666
Veritone, Inc.(a)(b)	1,635	5,346
Viant Technology, Inc., Class A(a)	704	6,188
Weave Communications, Inc.(a)	3,690	39,446
Workiva, Inc., Class A(a)	4,594	362,007
Xperi, Inc.(a)	3,506	36,848
Security	Shares	Value
Software (continued)
Yext, Inc.(a)	9,760	$ 53,582
Zeta Global Holdings Corp., Class A(a)	13,228	163,498
Zuora, Inc., Class A(a)	11,313	111,546
		31,325,782
Specialized REITs — 0.9%
CubeSmart	20,450	826,998
EPR Properties	6,697	271,831
Farmland Partners, Inc.	4,527	48,710
Four Corners Property Trust, Inc.	8,278	194,119
Gaming & Leisure Properties, Inc.	23,394	999,626
Gladstone Land Corp.	3,048	38,649
Lamar Advertising Co., Class A	7,948	920,776
National Storage Affiliates Trust	6,890	241,426
Outfront Media, Inc.	13,585	215,458
PotlatchDeltic Corp.	7,037	281,550
Rayonier, Inc.	13,498	400,351
Safehold, Inc.	4,617	84,214
Uniti Group, Inc.	20,292	116,679
		4,640,387
Specialty Retail — 3.0%
1-800-Flowers.com, Inc., Class A(a)(b)	2,137	19,383
Aaron’s Co., Inc.	2,417	16,701
Abercrombie & Fitch Co., Class A(a)	4,461	542,101
Academy Sports & Outdoors, Inc.	6,646	387,462
Advance Auto Parts, Inc.	5,315	387,889
American Eagle Outfitters, Inc.	16,226	393,643
America’s Car-Mart, Inc.(a)(b)	542	31,024
Arko Corp., Class A	8,099	34,826
Asbury Automotive Group, Inc.(a)	1,907	400,928
AutoNation, Inc.(a)	2,543	409,804
BARK, Inc.(a)	11,542	12,696
Bath & Body Works, Inc.	20,484	930,383
Beyond, Inc.(a)	3,841	77,319
Big 5 Sporting Goods Corp.	1,833	6,489
Boot Barn Holdings, Inc.(a)(b)	2,739	291,621
Buckle, Inc.	2,984	111,572
Build-A-Bear Workshop, Inc.	1,166	35,167
Caleres, Inc.	3,360	123,749
Camping World Holdings, Inc., Class A	3,588	72,729
CarParts.com, Inc.(a)	4,235	5,209
Carvana Co., Class A(a)(b)	9,379	777,707
Cato Corp., Class A	1,422	6,854
Children’s Place, Inc.(a)	1,106	7,698
Designer Brands, Inc., Class A(b)	3,750	34,837
Destination XL Group, Inc.(a)	5,308	17,039
Dick’s Sporting Goods, Inc.	5,387	1,082,464
Duluth Holdings, Inc., Class B(a)	688	2,896
Envela Corp.(a)	2,768	11,875
EVgo, Inc.(a)(b)	10,220	18,498
Five Below, Inc.(a)	5,007	732,724
Floor & Decor Holdings, Inc., Class A(a)(b)	9,510	1,049,238
Foot Locker, Inc.	7,545	157,313
GameStop Corp., Class A(a)(b)	23,991	266,060
Gap, Inc.	17,412	357,294
Genesco, Inc.(a)	1,083	27,411
Group 1 Automotive, Inc.	1,225	360,174
GrowGeneration Corp.(a)	4,901	14,654
Guess?, Inc.	2,384	63,844
Haverty Furniture Cos., Inc.	1,242	38,254
Hibbett, Inc.	1,191	102,712

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
J Jill, Inc.(a)(b)	750	$ 18,690
Lands’ End, Inc.(a)(b)	1,371	18,755
Lazydays Holdings, Inc.(a)	1,336	4,729
Leslie’s, Inc.(a)	16,733	65,761
Lithia Motors, Inc., Class A	2,483	631,626
MarineMax, Inc.(a)	1,821	44,924
Monro, Inc.	2,581	70,332
Murphy USA, Inc.	1,783	737,841
National Vision Holdings, Inc.(a)	7,364	128,281
ODP Corp.(a)	3,008	153,137
OneWater Marine, Inc., Class A(a)	945	19,571
Penske Automotive Group, Inc.	1,788	273,403
Petco Health & Wellness Co., Inc.(a)(b)	7,307	10,961
PetMed Express, Inc.	1,754	6,928
Rent the Runway, Inc., Class A(a)(b)	231	2,345
Revolve Group, Inc.(a)(b)	3,606	71,795
RH(a)	1,447	357,481
Sally Beauty Holdings, Inc.(a)	9,137	99,136
Shoe Carnival, Inc.	1,550	51,832
Signet Jewelers Ltd.	3,936	385,846
Sleep Number Corp.(a)	3,158	42,033
Sonic Automotive, Inc., Class A	1,248	72,184
Sportsman’s Warehouse Holdings, Inc.(a)	3,501	11,203
Stitch Fix, Inc., Class A(a)	7,148	15,154
ThredUp, Inc., Class A(a)(b)	5,918	9,469
Tile Shop Holdings, Inc.(a)	1,889	12,694
Tilly’s, Inc., Class A(a)	1,735	10,531
Torrid Holdings, Inc.(a)(b)	1,152	5,841
Upbound Group, Inc.	4,675	144,972
Urban Outfitters, Inc.(a)	5,772	224,877
Valvoline, Inc.(a)	12,593	535,454
Victoria’s Secret & Co.(a)	6,590	116,116
Warby Parker, Inc., Class A(a)	8,255	96,914
Wayfair, Inc., Class A(a)(b)	7,571	379,686
Williams-Sonoma, Inc.	5,824	1,670,207
Winmark Corp.	273	98,094
Zumiez, Inc.(a)	1,465	25,198
		16,044,242
Technology Hardware, Storage & Peripherals — 1.1%
CompoSecure, Inc., Class A(a)(b)	2,066	14,359
Corsair Gaming, Inc.(a)	3,296	36,586
CPI Card Group, Inc.(a)	570	9,833
Eastman Kodak Co.(a)	5,301	23,854
Immersion Corp.	4,079	29,654
Intevac, Inc.(a)	3,753	15,875
IonQ, Inc.(a)(b)	15,303	130,841
Pure Storage, Inc., Class A(a)	26,501	1,335,650
Super Micro Computer, Inc.(a)	4,610	3,959,068
Turtle Beach Corp.(a)	1,439	20,290
Xerox Holdings Corp.	10,845	144,130
		5,720,140
Textiles, Apparel & Luxury Goods — 1.5%
Allbirds, Inc., Class A(a)(b)	7,995	4,823
Birkenstock Holding PLC(a)(b)	2,777	124,326
Capri Holdings Ltd.(a)	10,289	365,054
Carter’s, Inc.	3,287	224,864
Columbia Sportswear Co.	3,155	251,233
Crocs, Inc.(a)	5,496	683,537
Deckers Outdoor Corp.(a)	2,344	1,918,494
Figs, Inc., Class A(a)	10,661	54,478
Fossil Group, Inc.(a)	3,602	2,802
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
G-III Apparel Group Ltd.(a)	4,011	$ 112,910
Hanesbrands, Inc.(a)	32,992	150,443
Kontoor Brands, Inc.	5,093	316,071
Movado Group, Inc.	1,443	36,753
Oxford Industries, Inc.	1,420	153,048
PVH Corp.	5,393	586,758
Ralph Lauren Corp., Class A	3,591	587,631
Rocky Brands, Inc.	519	13,375
Skechers USA, Inc., Class A(a)	12,196	805,546
Steven Madden Ltd.	6,746	272,606
Tapestry, Inc.	20,930	835,525
Under Armour, Inc., Class A(a)	18,086	121,719
Under Armour, Inc., Class C(a)	19,804	129,122
Vera Bradley, Inc.(a)	2,876	18,953
VF Corp.	32,334	402,882
Wolverine World Wide, Inc.	6,530	70,132
		8,243,085
Tobacco — 0.1%
Ispire Technology, Inc.(a)(b)	1,708	8,830
Turning Point Brands, Inc.	1,237	35,675
Universal Corp.	2,338	120,243
Vector Group Ltd.	12,456	128,920
		293,668
Trading Companies & Distributors — 1.7%
Air Lease Corp., Class A	9,451	474,818
Alta Equipment Group, Inc., Class A	1,616	17,954
Applied Industrial Technologies, Inc.	3,523	645,590
Beacon Roofing Supply, Inc.(a)	5,732	564,774
BlueLinx Holdings, Inc.(a)	726	79,620
Boise Cascade Co.	3,634	480,669
Core & Main, Inc., Class A(a)	15,856	895,388
Custom Truck One Source, Inc.(a)(b)	5,253	26,213
Distribution Solutions Group, Inc.(a)	1,168	38,509
DNOW, Inc.(a)	10,084	142,285
DXP Enterprises, Inc.(a)	1,267	61,779
EVI Industries, Inc.	632	12,969
FTAI Aviation Ltd.	9,028	633,856
GATX Corp.	3,221	394,122
Global Industrial Co.	1,096	42,207
GMS, Inc.(a)	3,670	339,548
H&E Equipment Services, Inc.	2,992	144,484
Herc Holdings, Inc.	2,603	372,307
Hudson Technologies, Inc.(a)	3,708	36,783
Karat Packaging, Inc.	819	22,195
McGrath RentCorp	2,193	233,905
MRC Global, Inc.(a)	7,082	79,531
MSC Industrial Direct Co., Inc., Class A	4,148	378,464
Rush Enterprises, Inc., Class A	5,583	245,205
Rush Enterprises, Inc., Class B	753	30,805
SiteOne Landscape Supply, Inc.(a)(b)	4,091	641,837
Titan Machinery, Inc.(a)	1,739	38,710
Transcat, Inc.(a)	787	84,500
Watsco, Inc.	3,070	1,374,500
WESCO International, Inc.	4,049	618,485
Willis Lease Finance Corp.(a)	327	15,896
Xometry, Inc., Class A(a)(b)	3,371	60,240
		9,228,148
Water Utilities — 0.3%
American States Water Co.	3,265	231,293
Artesian Resources Corp., Class A	747	26,130
Cadiz, Inc.(a)(b)	3,791	8,643
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Water Utilities (continued)
California Water Service Group	5,166	$ 253,754
Consolidated Water Co. Ltd.	1,279	32,551
Essential Utilities, Inc.	23,006	841,559
Global Water Resources, Inc.	1,533	18,764
Middlesex Water Co.	1,444	73,240
Pure Cycle Corp.(a)	2,457	23,440
SJW Group	2,967	161,553
York Water Co.	1,248	44,316
		1,715,243
Wireless Telecommunication Services — 0.0%
Gogo, Inc.(a)	5,572	50,482
Spok Holdings, Inc.	1,706	26,358
Telephone and Data Systems, Inc.	9,261	144,935
		221,775
Total Common Stocks — 99.6% (Cost: $421,484,493)		534,292,302
Investment Companies
Equity Funds(e) — 0.1%
iShares Russell 2000 ETF(b)	1,826	357,713
iShares Russell Mid-Cap ETF	3,885	309,324
		667,037
Total Investment Companies — 0.1% (Cost: $583,727)		667,037
Rights
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR(c)	658	329
AstraZeneca, CVR	2,854	885
Chinook Therapeutics, CVR(c)	5,455	2,400
GTx, Inc., CVR(b)(c)	23	23
		3,637
Total Rights — 0.0% (Cost: $3,059)		3,637
Total Long-Term Investments — 99.7% (Cost: $422,071,279)		534,962,976
Security	Shares	Value
Short-Term Securities
Money Market Funds — 8.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(e)(f)(g)	41,210,185	$ 41,222,548
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(e)(f)	1,957,261	1,957,261
Total Short-Term Securities — 8.0% (Cost: $43,175,622)		43,179,809
Total Investments — 107.7% (Cost: $465,246,901)		578,142,785
Liabilities in Excess of Other Assets — (7.7)%		(41,332,020)
Net Assets — 100.0%		$ 536,810,765

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,907, representing less than 0.05% of its net assets as of period end, and an original cost of $50,126.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Small/Mid-Cap Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 51,526,703	$ —	$ (10,303,480)(a)	$ (1,035)	$ 360	$ 41,222,548	41,210,185	$ 297,235 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,953,744	3,517 (a)	—	—	—	1,957,261	1,957,261	118,978	—
iShares Russell 2000 ETF	5,618,128	39,855,092	(44,949,730)	237,383	(403,160)	357,713	1,826	34,477	—
iShares Russell Mid-Cap ETF	3,679,661	25,952,725	(29,348,913)	233,561	(207,710)	309,324	3,885	25,348	—
				$ 469,909	$ (610,510)	$ 43,846,846		$ 476,038	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	10	06/21/24	$ 993	$ (25,918)
S&P Mid 400 E-Mini Index	3	06/21/24	863	(19,703)
				$ (45,621)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 10,006,739	$ —	$ —	$ 10,006,739
Air Freight & Logistics	902,294	—	—	902,294
Automobile Components	5,171,441	—	—	5,171,441
Automobiles	1,033,541	—	—	1,033,541
Banks	30,233,266	—	—	30,233,266
Beverages	2,108,407	—	—	2,108,407
Biotechnology	24,411,955	—	—	24,411,955
Broadline Retail	1,525,397	—	—	1,525,397
Building Products	16,898,241	—	—	16,898,241
Capital Markets	15,524,368	—	—	15,524,368
Chemicals	9,215,548	—	—	9,215,548
Commercial Services & Supplies	6,752,974	—	—	6,752,974
Communications Equipment	4,002,419	—	—	4,002,419
Construction & Engineering	9,188,688	—	—	9,188,688
Construction Materials	1,653,519	—	—	1,653,519
Consumer Finance	4,496,325	—	—	4,496,325
Consumer Staples Distribution & Retail	6,493,549	—	—	6,493,549
Containers & Packaging	9,036,187	10,070	—	9,046,257
Distributors	1,278,105	—	—	1,278,105
Diversified Consumer Services	5,199,514	—	—	5,199,514
Diversified REITs	1,153,827	—	—	1,153,827
Diversified Telecommunication Services	1,682,294	—	—	1,682,294
Electric Utilities	5,011,662	—	—	5,011,662
Electrical Equipment	12,181,859	—	—	12,181,859
Electronic Equipment, Instruments & Components	12,171,950	—	—	12,171,950
Energy Equipment & Services	7,614,187	—	—	7,614,187
Entertainment	2,756,019	—	—	2,756,019
Financial Services	12,203,996	—	—	12,203,996
Food Products	4,917,537	—	—	4,917,537
Gas Utilities	3,022,747	—	—	3,022,747
Ground Transportation	6,150,676	—	—	6,150,676
Health Care Equipment & Supplies	11,483,101	—	—	11,483,101
Health Care Providers & Services	12,101,874	—	—	12,101,874
Health Care REITs	2,567,870	—	—	2,567,870
Health Care Technology	1,403,248	—	—	1,403,248
Hotel & Resort REITs	3,362,202	—	—	3,362,202
Hotels, Restaurants & Leisure	14,374,144	—	—	14,374,144
Household Durables	11,803,891	—	—	11,803,891
Household Products	1,102,585	—	—	1,102,585
Independent Power and Renewable Electricity Producers	3,394,371	—	—	3,394,371
Industrial Conglomerates	46,805	—	—	46,805
Industrial REITs	4,173,191	—	—	4,173,191
Insurance	17,526,148	—	—	17,526,148
Interactive Media & Services	2,371,894	—	—	2,371,894
IT Services	3,308,535	—	—	3,308,535
Leisure Products	3,529,087	—	—	3,529,087
Life Sciences Tools & Services	6,424,706	—	—	6,424,706
Machinery	22,840,738	—	—	22,840,738
Marine Transportation	1,283,389	—	—	1,283,389
Media	5,456,486	—	—	5,456,486
Metals & Mining	8,969,341	—	—	8,969,341
Mortgage Real Estate Investment Trusts (REITs)	4,790,168	—	—	4,790,168
Multi-Utilities	2,001,370	—	—	2,001,370
Office REITs	3,743,180	—	—	3,743,180
Oil, Gas & Consumable Fuels	20,880,029	—	—	20,880,029
Paper & Forest Products	717,462	—	—	717,462
Passenger Airlines	2,135,294	—	—	2,135,294

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Personal Care Products	$ 2,495,034	$ —	$ —	$ 2,495,034
Pharmaceuticals	6,581,900	3,907	—	6,585,807
Professional Services	13,996,110	—	—	13,996,110
Real Estate Management & Development	3,325,748	—	—	3,325,748
Residential REITs	4,447,705	—	—	4,447,705
Retail REITs	7,254,793	—	—	7,254,793
Semiconductors & Semiconductor Equipment	12,954,225	—	—	12,954,225
Software	31,325,782	—	—	31,325,782
Specialized REITs	4,640,387	—	—	4,640,387
Specialty Retail	16,044,242	—	—	16,044,242
Technology Hardware, Storage & Peripherals	5,720,140	—	—	5,720,140
Textiles, Apparel & Luxury Goods	8,243,085	—	—	8,243,085
Tobacco	293,668	—	—	293,668
Trading Companies & Distributors	9,228,148	—	—	9,228,148
Water Utilities	1,715,243	—	—	1,715,243
Wireless Telecommunication Services	221,775	—	—	221,775
Investment Companies	667,037	—	—	667,037
Rights	—	885	2,752	3,637
Short-Term Securities
Money Market Funds	43,179,809	—	—	43,179,809
	$578,125,171	$14,862	$2,752	$578,142,785
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (45,621)	$ —	$ —	$ (45,621)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CPI	Consumer Price Index
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
Schedule of Investments